UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-05577

The Glenmede Fund, Inc.
(Exact name of registrant as specified in charter)

200 Clarendon Street Boston, Massachusetts		02116
(Address of principal executive offices)		(Zip code)

Michael P. Malloy, Esq. Secretary Drinker Biddle & Reath LLP One Logan Square 18th & Cherry Streets Philadelphia, PA 19103-6996
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-800-442-8299

Date of fiscal year end:	October 31, 2007

Date of reporting period:	January 31, 2007

Item 1. Schedule of Investments. – The schedules of investments for the period ended January 31, 2007, are filed herewith.

THE GLENMEDE FUND, INC.

Government Cash Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

January 31, 2007 — (Unaudited)

Face
Amount		Value
AGENCY DISCOUNT NOTES — 16.1% *
	Federal Farm Credit Bank — 6.5%
$24,416,000	5.12% due 2/5/07	$24,402,110
12,547,000	5.12% due 2/7/07	12,536,293
17,920,000	5.12% due 2/9/07	17,899,611
		54,838,014
	Federal Home Loan Bank — 2.3%
20,000,000	5.10% due 2/5/07	19,988,667

	Federal Home Loan Mortgage Corporation — 2.0%
7,500,000	5.15% due 7/24/07	7,314,386
10,000,000	4.996% due 9/18/07	9,682,199
		16,996,585
	Federal National Mortgage Association — 5.3%
20,000,000	5.13% due 2/1/07	20,000,000
10,000,000	5.145% due 2/7/07	9,991,425
10,000,000	5.00% due 3/30/07	9,920,834
5,000,000	4.975% due 11/30/07	4,791,326
		44,703,585
	TOTAL AGENCY DISCOUNT NOTES
	(Cost $136,526,851)	136,526,851

AGENCY NOTES — 31.0%
	Federal Home Loan Bank — 15.6%
9,380,000	2.875% due 2/15/07	9,371,009
5,000,000	4.51% due 2/16/07	4,998,078
8,150,000	4.36% due 2/22/07	8,145,373
7,100,000	4.47% due 2/22/07	7,097,651
5,000,000	4.67% due 2/22/07	4,998,982
1,500,000	4.50% due 4/17/07	1,497,536
3,000,000	4.655% due 4/27/07	2,993,731
5,000,000	3.50% due 5/15/07	4,974,097
3,425,000	4.625% due 7/18/07	3,415,583
3,000,000	5.55% due 8/8/07	3,000,646
4,000,000	5.58% due 8/14/07	4,001,301
1,545,000	3.75% due 8/15/07	1,532,812
10,000,000	3.04% due 9/4/07	9,869,870
10,000,000	5.17% due 9/21/07	9,991,173
1,000,000	3.50% due 9/24/07	989,580
10,000,000	4.125% due 10/26/07	9,937,083
5,000,000	5.355% due 11/15/07	5,000,356
8,000,000	3.625% due 11/30/07	7,897,510
2,350,000	5.50% due 12/27/07	2,354,839
5,000,000	4.15% due 12/28/07	4,951,387
20,800,000	5.255% due 1/24/08	20,800,000
5,000,000	4.00% due 2/1/08	4,940,256
		132,758,853
	Federal Home Loan Mortgage Corporation — 8.2%
10,000,000	5.13% due 2/1/07	10,000,000
5,444,000	3.875% due 3/23/07	5,433,517
8,230,000	2.40% due 3/29/07	8,192,274
3,709,000	2.875% due 5/15/07	3,684,121
7,800,000	4.26% due 7/19/07	7,763,552
1,000,000	3.30% due 9/14/07	988,324
3,500,000	3.50% due 9/15/07	3,461,895
5,000,000	3.00% due 10/15/07	4,925,031
10,000,000	5.35% due 11/21/07	10,000,000
10,000,000	5.25% due 12/26/07	10,000,000
5,000,000	5.30% due 2/1/08	5,000,000
		69,448,714
	Federal National Mortgage Association — 7.2%
5,000,000	3.00% due 2/12/07	4,996,309
4,655,000	2.75% due 3/8/07	4,643,218
5,000,000	2.625% due 3/22/07	4,982,575
1,425,000	3.02% due 4/12/07	1,418,872

1,500,000	4.10% due 6/14/07	1,493,343
8,000,000	4.125% due 6/29/07	7,962,810
7,740,000	4.75% due 8/3/07	7,719,785
7,750,000	4.75% due 8/10/07	7,728,997
5,000,000	3.14% due 9/10/07	4,937,883
10,000,000	5.30% due 1/8/08	10,000,000
5,000,000	5.00% due 1/18/08	4,987,877
		60,871,669
	TOTAL AGENCY NOTES
	(Cost $263,079,236)	263,079,236

REPURCHASE AGREEMENTS — 53.1%

205,000,000

With Bear Stearns, Inc., dated 01/31/07, 5.27%, principal and interest in the amount of $205,030,010, due 02/01/07, (collateralized by FHR #R008 FK with a par value of $30,870,141, coupon rate of 5.72%, due 07/15/23, market value of $30,984,361, FNR #2004-54 FN with a par value of $29,189,931, coupon rate of 5.77%, due 07/25/34, market value of $29,400,099, FHR #2951 KF with a par value of $11,396,538, coupon rate of 5.72%, due 03/15/35, market value of $11,405,655, FNR #2003-35 MG with a par value of $9,415,674, coupon rate of 4.50%, due 07/25/15, market value of 9,276,322, FNR #2005-14 BC with a par value of $29,700,000, coupon rate of 4.50%, due 10/25/17, market value of $29,215,890, FNR #2006-39 DF with a par value of $26,779,778, coupon rate of 5.72%, due 05/25/36, market value of $26,838,694, FNR #2003-117 XF with a par value of $31,225,993, coupon rate of 5.67%, due 08/25/33, market value of $31,366,510, FNR #2004-78 F with a par value of $28,051,987, coupon rate of 5.72%, due 05/25/32, market value of value of $14,488,625, coupon rate of 5.97%, due 05/15/34, market value of $14,607,432)

		205,000,000

206,431,433

With Merrill Lynch & Co., Inc., dated 01/31/07, 5.21%, principal and interest in the amount of $206,461,308, due 02/01/07, (collateralized by FHR #2677 BC with a par value of $20,000,000, coupon rate of 4.00%, due 09/15/18, market value of $20,000,000, FHR #2448 TX with a par value of $19,696,800, coupon rate of 6.00%, due 05/15/32, market value of $19,696,800, FHR #1693 J with a par value of $17,017,125, coupon rate of 6.00%, due 03/15/09, market value of $17,045,094, FHR #2790 TB with a par value of $16,672,000, coupon rate of 4.00%, due 09/15/19, market value of $16,672,000, FHR #2401 VB with a par value of $16,517,302, coupon rate of 6.00%, due 06/15/20, market value of $16,626,316, FHR #2470 QG with a par value of $15,769,000, coupon rate of 6.00%, due 07/15/32, market value of $15,769,000, GNR #2001-60 QV with a par value of $15,000,000, coupon rate of 6.00%, due 10/20/24, market value of $15,254,400, FNR #1999-50 OD with a par value of $14,206,247, coupon rate of 6.50%, due 09/25/29, market value of $45,555,891, FN #709107 with a par value of $30,071,308, coupon rate of 5.00%, due 06/01/18, market value of $29,348,893)

		206,431,433

40,000,000	With Paine Webber, Inc., dated 01/31/07, 5.19%, principal and interest in the amount of $40,005,767, due 02/01/07,(collateralized by FN #844019 with a par value of $41,746,177, coupon rate of 5.50% due 11/01/35, market value of $40,990,571)	40,000,000

	TOTAL REPURCHASE AGREEMENTS
	(Cost $451,431,433)	451,431,433

TOTAL INVESTMENTS
(Cost $851,037,520) (2)	100.2%	$851,037,520
LIABILITIES IN EXCESS OF OTHER ASSETS	(0.2)	(1,336,884)
NET ASSETS	100.0%	$849,700,636

*	Percentages indicated are based on net assets.
(1)	Rate represents annualized discount yield at date of purchase.
(2)	Aggregate cost for federal tax purposes was $451,431,433.

Abbreviations:
FHR —	Federal Home Loan Mortgage Corporation REMIC
FN —	Federal National Mortgage Association
FNR —	Federal National Mortgage Association REMIC
GNR —	Government National Mortgage Association REMIC

See Notes to Schedules of Investments.

THE GLENMEDE FUND, INC.

Tax-Exempt Cash Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

January 31, 2007 — (Unaudited)

Face
Amount		Value
VARIABLE/FLOATING RATE NOTES — 97.2% *
	Daily Variable/Floating Rate Notes — 55.1%
$6,800,000	California State Economic Recovery, Series C-1, State Guaranteed (SPA: Landesbank Baden-Wurttemberg), 3.63% due 7/1/23 (1)	$6,800,000
3,890,000	California State, Economic Recovery, Series C-2, State Guaranteed (SPA: Bank of America), 3.57% due 7/1/23	3,890,000
8,275,000	California State, Economic Recovery, Series C-3, State Guaranteed (SPA: Landesbank Hessen-Thuer), 3.57% due 7/1/23	8,275,000
11,200,000	California State, Series A-3, (LOC: Westdeutsche Landesbank 80% & J.P. Morgan Chase 20%), 3.57% due 5/1/33	11,200,000
1,900,000	Charlotte, Mecklenburg Hospital Authority, North Carolina Health Care System Revenue, Carolinas Healthcare, Series D (SPA: Bank of America), 3.66% due 1/15/26	1,900,000
13,355,000	Clark County, Nevada, School District Revenue, Series B, (SPA: Bayerische Landesbank), (FSA Insured), 3.70% due 6/15/21	13,355,000
4,300,000	Connecticut State Health & Educational Facilities Authority Revenue, Edgehill Project, Series C (LOC: KBC Bank NV), 3.61% due 7/1/27	4,300,000
2,100,000	Connecticut State Health & Educational Facilities Authority Revenue, Yale University, Series T-1, 3.69% due 7/1/29	2,100,000
5,550,000	Cuyahoga County, Ohio, Hospital Revenue, University Hospitals of Cleveland (LOC: J.P. Morgan Chase), 3.70% due 1/1/16	5,550,000
6,130,000	Delaware County, Pennsylvania, Industrial Development Authority, Airport Facilities Revenue, United Parcel Service Project, DATES, 3.69% due 12/1/15	6,130,000
6,300,000	East Baton Rouge Parish, Louisiana, Pollution Control Revenue, ExxonMobil Corp. Project, 3.63% due 11/1/19	6,300,000
4,200,000	Hapeville, Georgia, Development Authority, Industrial Development Revenue, Hapeville Hotel Ltd., (LOC: Bank of America), 3.65% due 11/1/15	4,200,000
1,600,000	Harris County, Texas, Industrial Development Corp., Pollution Control Revenue, (ExxonMobil Corp.), 3.66% due 3/1/24	1,600,000

1,700,000	Idaho Health Facilities Authority Revenue, St. Lukes Medical Center, (FSA Insured), 3.70% due 7/1/30	1,700,000
6,060,000	Idaho Health Facilities Authority Revenue, St. Lukes Regional Medical Center Project, (SPA: Bayerische Landesbank), (FSA Insured), 3.70% due 7/1/35	6,060,000
800,000	Irvine Ranch, California, Water District Numbers 105, 140, 240 & 250 (LOC: State Street Bank & Trust Co.), 3.57% due 1/1/21	800,000
12,600,000	Irvine Ranch, California, Water District, Capital Improvement Project (LOC: Landesbank Baden-Wurttemberg), 3.44% due 8/1/16	12,600,000
1,705,000	Irvine Ranch, California, Water District, General Obligation, (LOC: Landesbank Baden-Wurttemberg), 3.44% due 6/1/15	1,705,000
920,000	Irvine Ranch, California, Water District, Series A, (LOC: Bank of America), 3.44% due 5/1/09	920,000
100,000	Irvine, California, Improvement Board Act of 1915, Assessment District 00-18, Series A, (LOC: Bank of New York), 3.56% due 9/2/26	100,000
9,008,000	Irvine, California, Improvement Board Act of 1915, Assessment District 93-14, (LOC: Bank of America), 3.57% due 9/2/25	9,008,000
1,000,000	Jackson County Mississippi, Port Facilities Revenue, Chevron USA, Inc. Project, 3.72% due 6/1/23	1,000,000
4,000,000	Jacksonville, Florida, Pollution Control Revenue, Refunding, Florida Power & Light Co., Project, 3.73% due 5/1/29	4,000,000
3,340,000	Joliet, Illinois, Regional Port District, Marine Terminal Revenue, ExxonMobil Corp. Project, 3.66% due 10/1/24	3,340,000
	Kansas State Department of Transportation, Highway Liquidity Provider Revenue, Series B-1, Pooled Money Investment Board:
9,175,000	3.70% due 9/1/20	9,175,000
10,680,000	3.70% due 9/1/20	10,680,000
8,300,000	Lawrence County, South Dakota, Pollution Control Revenue, Daily Refunding, Homestake Mining Co., Series B, (LOC: J.P. Morgan Chase), 3.68% due 7/1/32	8,300,000
2,225,000	Lehigh County, Pennsylvania, General Purpose Authority Revenue, Lehigh Valley Hospital, Series B, (SPA: Wachovia Bank), (MBIA Insured), 3.70% due 7/1/29	2,225,000
3,600,000	Lincoln County, Wyoming, Pollution Control Revenue, ExxonMobil Corp. Project, 3.63% due 8/1/15	3,600,000
4,150,000	Lincoln County, Wyoming, Pollution Control Revenue, ExxonMobil Corp. Project, Series D, 3.66% due 11/1/14	4,150,000

7,285,000	Los Angeles, California, Regional Airports Improvement Corp., Lease Revenue, Sublease - Los Angeles International Airport, LAX Two Corp., (LOC: Societe Generale), 3.70% due 12/1/25	7,285,000
19,000,000	Loudoun County, Virginia, Industrial Development Authority Revenue, Howard Hughes Medical Institute, Series E, 3.65% due 2/15/38	19,000,000
2,165,000	Massachusetts State Health & Educational Facilities Authority Revenue, Amherst College Project, Series J-2, 3.61% due 11/1/35	2,165,000
2,300,000	Massachusetts State, Central Artery, Series A, (SPA: Landesbank Baden-Wurttemberg), 3.69% due 12/1/30	2,300,000
12,700,000	Metropolitan Water District, Southern California Waterworks Revenue, Series B-3, (SPA: BNP Paribas), 3.57% due 7/1/35	12,700,000
13,700,000	Montgomery, Alabama, Industrial Development Board, Pollution Control and Solid Waste Disposal Revenue, General Electric Project, 3.65% due 5/1/21	13,700,000
9,920,000	Mount Vernon, Indiana, Pollution Control and Solid Waste Disposal Revenue, General Electric Project, 3.65% due 12/1/14	9,920,000
15,995,000	New Jersey Economic Development Authority Revenue, Stolthaven Perth Amboy Project, Series A, (LOC: Citibank), 3.64% due 1/15/18	15,995,000
9,755,000	New Jersey, State Educational Facilities Authority Revenue, Princeton University, Series F, 3.36% due 7/1/23	9,755,000
3,680,000	New York City, New York, General Obligations, Subseries A-7, (SPA: Bank of Nova Scotia), (AMBAC Insured), 3.65% due 11/1/24	3,680,000
	New York City, New York, General Obligations, Subseries A-8, (LOC: J.P. Morgan Chase):
800,000	3.65% due 8/1/17	800,000
1,200,000	3.65% due 8/1/18	1,200,000
	New York City, New York, General Obligations, Subseries B-2, (LOC: J.P. Morgan Chase):
840,000	3.69% due 8/15/18	840,000
265,000	3.69% due 8/15/20	265,000
	New York City, New York, General Obligations, Subseries E-2, (LOC: J.P. Morgan Chase):
1,200,000	3.69% due 8/1/20	1,200,000
2,710,000	3.69% due 8/1/21	2,710,000
1,000,000	New York City, New York, General Obligations, Subseries H-2, (SPA: Credit Local de France), 3.65% due 1/1/36	1,000,000
4,700,000	New York City, New York, Municipal Water Finance Authority, Water & Sewer System Revenue, Series F, Subseries F-2, (SPA: Bayerische Landesbank), 3.69% due 6/15/35	4,700,000

310,000	New York City, New York, Municipal Water Finance Authority, Water and Sewer System Revenue, Series C, (SPA: Credit Local de France), 3.69% due 6/15/33	310,000
	New York City, New York, Municipal Water Finance Authority, Water and Sewer System Revenue, Series C, (SPA: FGIC), (FGIC Insured):
6,040,000	3.65% due 6/15/22	6,040,000
3,100,000	3.65% due 6/15/23	3,100,000
700,000	New York State Environmental Facilities Corp., Solid Waste Disposal Revenue, General Electric Project, 3.65% due 7/1/19	700,000
4,935,000	Newport Beach, California, Hoag Memorial Presbyterian Hospital Revenue, (SPA: Bank of America), 3.58% due 10/1/22	4,935,000
1,200,000	North Carolina Medical Care Commission, ACES, Pooled Financing Projects, Series B, (LOC: Wachovia Bank), 3.68% due 10/1/13	1,200,000
2,300,000	North Central Texas, Health Facility Development Corp. Revenue, Presbyterian Medical Center, Series C, (SPA: J.P. Morgan Chase), (MBIA Insured), 3.70% due 12/1/15	2,300,000
4,775,000	North Central Texas, Health Facility Development Corp. Revenue, Presbyterian Medical Center, Series D, (SPA: J.P. Morgan Chase), (MBIA Insured), 3.70% due 12/1/15	4,775,000
1,800,000	Orange County, California, Sanitation District Partnership, Series B, (SPA: Credit Local de France), 3.58% due 8/1/30	1,800,000
6,000,000	Peninsula Ports Authority, Virginia, Coal Revenue Refunding, Dominion Terminal Associates, Term PJ-C, (LOC: Citibank), 3.70% due 7/1/16	6,000,000
2,135,000	Sublette County, Wyoming, Pollution Control Revenue, ExxonMobil Corp. Project, 3.63% due 11/1/14	2,135,000
4,605,000	Union County, New Jersey, Industrial Pollution Financing Authority and Control, ExxonMobil Project, 3.36% due 7/1/33	4,605,000
5,700,000	Unita County, Wyoming, Pollution Control Revenue, Chevron USA, Inc. Project, 3.70% due 8/15/20	5,700,000
7,735,000	University of North Carolina at Chapel Hill, Hospital Revenue, UPDATES, Series A, (SPA: Landesbank Hessen-Thuer), 3.70% due 2/15/31	7,735,000
	Valdez, Alaska, Marine Terminal Revenue, ExxonMobil Pipeline Co. Project:
8,250,000	3.66% due 10/1/25	8,250,000
3,400,000	3.66% due 12/1/29	3,400,000
10,040,000	Virginia Commonwealth University, Revenue Bonds, Series A, (LOC: Wachovia Bank), (AMBAC Insured), 3.70% due 11/1/30	10,040,000

10,825,000	Washington State Health Care Facilities Authority Revenue, Virginia Mason Medical Center, Series B, (SPA: Credit Suisse First Boston), (MBIA Insured), 3.76% due 2/15/27	10,825,000
5,445,000	Wisconsin State Health & Educational Facilities Authority Revenue, Gundersen Lutheran, Series B, (SPA: Credit Local de France), (FGIC Insured), 3.76% due 5/1/33	5,445,000
	Total Daily Variable/Floating Rate Notes (Cost $353,473,000)	353,473,000

	Weekly Variable/Floating Rate Notes — 42.1%
3,000,000	Alabama Special Care Facilities Financing Authority, Montgomery Hopsital Revenue, (FGIC Insured), 3.44% due 4/1/15	3,000,000
6,370,000	Alaska State, Housing Finance Corp., Housing Development, Series D, (MBIA Insured), 3.55% due 6/1/37	6,370,000
5,605,000	Bexar County, Texas, Housing Finance Corp., Multi Family Housing Revenue, AAMHA LLC Project, (LOC: FNMA), 3.61% due 12/15/25	5,605,000
6,965,000	Burke County, Georgia, Development Authority Pollution Control Revenue, Oglethorpe Power Corp., Series A, (SPA: Credit Local de France), (FGIC Insured), 3.51% due 1/1/19	6,965,000
5,760,000	California Housing Finance Agency Revenue, Multi Family Housing III, Series D, (LOC: FNMA), 3.15% due 2/1/35	5,760,000
2,920,000	Charlotte, North Carolina, Airport Revenue, Series A, (SPA: J.P. Morgan Chase), (MBIA Insured), 3.50% due 7/1/16	2,920,000
5,965,000	Chicago, Illinois, O’Hare International Airport Revenue, General Airport 2nd Lien B, (LOC: Societe Generale), 3.44% due 1/1/15	5,965,000
1,355,000	Clayton County, Georgia, Housing Authority Multi Family Housing Revenue, Huntington Woods, Series A, (SPA: Societe Generale), (FSA Insured), 3.57% due 1/1/21	1,355,000
1,000,000	Clayton County, Georgia, Housing Authority Multi Family Housing Revenue, Kimberly Forest, Series B, (SPA: Societe Generale), (FSA Insured), 3.57% due 1/1/21	1,000,000
1,100,000	Clayton County, Georgia, Housing Authority Multi Family Housing Revenue, Kings Arms Apartments, Series D, (SPA: Societe Generale), (FSA Insured), 3.57% due 1/1/21	1,100,000
2,335,000	Clayton County, Georgia, Housing Authority Multi Family Housing Revenue, Ten Oaks Apartments, Series F, (SPA: Societe Generale), (FSA Insured), 3.57% due 1/1/21	2,335,000
1,000,000	Colorado Educational & Cultural Facility Authority Revenue, Boulder Country Day School, (LOC: Wells Fargo Bank), 3.61% due 9/1/24	1,000,000

2,000,000	Colorado Educational & Cultural Facility Authority Revenue, Regis Jesuit High School Project, (LOC: Wells Fargo Bank), 3.61% due 12/1/33	2,000,000
8,865,000	Colorado Springs, Colorado, Utilities Revenue, Sub Lien, Series A, (SPA: State Street Bank & Trust), 3.60% due 11/1/35	8,865,000
1,400,000	Colton, California, Redevelopment Agency, Multi Family Housing Revenue, Series A, (LOC: Coast Federal Bank & Federal Home Loan Bank), 3.45% due 5/1/10	1,400,000
7,355,000	Connecticut State General Obligations, Series B (SPA: Bayerische Landesbank), 3.57% due 5/15/14	7,355,000
10,100,000	Connecticut State Health & Educational Facilities Authority Revenue, Yale University, Series T-2, 3.50% due 7/1/29	10,100,000
1,600,000	Dauphin County, Pennsylvania, General Authority, School District Pooled Financing, PG II, (SPA: Bank of Nova Scotia), (AMBAC Insured), 3.64% due 9/1/32	1,600,000
1,000,000	Delaware River & Bay Authority Revenue, Series B, (SPA: Credit Local de France), (AMBAC Insured), 3.56% due 1/1/30	1,000,000
1,900,000	Durham, North Carolina, Public Improvements, (SPA: Wachovia Bank), 3.63% due 2/1/13	1,900,000
6,900,000	Emmaus, Pennsylvania, General Authority Revenue, (SPA: Wachovia Bank), (FSA Insured), 3.50% due 12/1/28	6,900,000
3,000,000	Fairfax County, Virginia, Industrial Development Authority Revenue, Fairfax Hospital, Series A, 3.40% due 10/1/25	3,000,000
600,000	Fairfax County, Virginia, Industrial Development Authority Revenue, Fairfax Hospital, Series C, 3.50% due 10/1/25	600,000
9,300,000	Fairfax County, Virginia, Industrial Development Authority Revenue, Inova Health System Foundation, 3.40% due 1/1/30	9,300,000
4,300,000	Florida State Housing Finance Agency, Multi Family Housing Revenue, Series A, (LOC: FHLMC), 3.36% due 2/1/08	4,300,000
1,840,000	Hennepin County, Minnesota, General Obligations, Series A, (LOC: State Street Bank & Trust Co.), 3.46% due 12/1/25	1,840,000
2,300,000	Illinois Health Facilities Authority Revenue, Decatur Memorial Hospital Project, Series A (SPA: Northern Trust Company), (MBIA Insured), 3.47% due 11/15/24	2,300,000
16,700,000	Illinois Housing Development Authority, Housing Revenue, Illinois Center Apartments, GTY AGMT-Metropolitan Life (FHLMC Insured), 3.44% due 1/1/08	16,700,000

1,900,000	Iowa Higher Education Loan Authority Revenue, Education Loan Private College Facilities, (SPA: J.P. Morgan Chase), (MBIA Insured), 3.55% due 12/1/15	1,900,000
1,355,000	Kentucky Area Development Districts, Lease Program Revenue, Ewing, Kentucky, (LOC: Wachovia Bank), 3.73% due 6/1/33	1,355,000
663,000	Kern Water Bank Authority California Revenue, Series A, (LOC: Wells Fargo Bank), 3.43% due 7/1/28	663,000
8,000,000	Lisle, Illinois, Multi Family Housing Revenue, Four Lakes Phase V, (FNMA Insured), 3.50% due 9/15/26	8,000,000
600,000	Los Angeles County, California Pension Obligation, Series C, (SPA: Bank of Nova Scotia), (AMBAC Insured), 3.36% due 6/30/07	600,000
114,936	Los Angeles, California, Multi Family Housing Revenue, Series K, (LOC: FHLB), 3.40% due 7/1/10	114,936
1,990,000	Louisiana Public Facilities Authority Revenue, College and University Equipment and Capital, Series A, (SPA: Societe Generale), (FGIC Insured), 3.51% due 9/1/10	1,990,000
6,600,000	Maine Health & Higher Educational Facility Authority Revenue, Bowdoin College, Series B, (LOC: State Street Bank & Trust Co.), 3.44% due 7/1/25	6,600,000
10,300,000	Massachusetts State Health & Educational Facilities Authority Revenue, Amherst College Project, Series F, 3.49% due 11/1/26	10,300,000
6,300,000	Massachusetts State Health & Educational Facilities Authority Revenue, Boston University Project, Series H, (LOC: State Street Bank & Trust Co.), 3.41% due 12/1/29	6,300,000
9,000,000	Massachusetts State Water Resources Authority, General Obligations, Series B, (LOC: Landesbank Hessen-Thuer), 3.40% due 8/1/28	9,000,000
5,400,000	Mecklenburg County, North Carolina, General Obligations, Series C, (SPA: Wachovia Bank), 3.60% due 2/1/18	5,400,000
12,750,000	Minneapolis, Minnesota, Revenue, Guthrie Theater Project, Series A, (LOC: Wells Fargo Bank), 3.46% due 10/1/23	12,750,000
3,115,000	Minneapolis, Minnesota, Multifamily Revenue, St. Hedwings Assisted Project, (LOC: Wells Fargo Bank), 3.56% due 12/1/27	3,115,000
6,430,000	Minnesota State Higher Education Facilities Authority Revenue, Carleton College, Series 5G, (SPA: Wells Fargo Bank), 3.46% due 11/1/29	6,430,000
3,740,000	Moffat County, Colorado, Pollution Control Revenue, Natural Rural Utility Cooperative, (SPA: J.P. Morgan Chase), (AMBAC Insured), 3.51% due 7/1/10	3,740,000

9,900,000	New Jersey State Turnpike Authority Revenue, Series D, (LOC: Societe Generale), (FGIC Insured), 3.45% due 1/1/18	9,900,000
7,600,000	New York City, New York, City Transitional Finance Authority Revenue, Future Tax, Series A-1, (SPA: Westdeutsche Landesbank), 3.47% due 11/15/28	7,600,000
1,850,000	New York City, New York, City Transitional Finance Authority Revenue, NYC Recovery, Series 3, Subseries 3-C, (SPA: Credit Local de France), 3.47% due 11/1/22	1,850,000
8,200,000	New York City, New York, City Transitional Finance Authority Revenue, NYC Recovery, Series 3, Subseries 3-D, (SPA: Credit Local de France), 3.47% due 11/1/22	8,200,000
10,300,000	New York State Local Government Assistance Corp., Series B, (LOC: Westdeutsche Landesbank 50% & Bayerische Landesbank 50%), 3.40% due 4/1/23	10,300,000
100,000	Ohio State University General Receipts, 3.48% due 12/1/07	100,000
	Ohio State University General Receipts, Series B:
7,965,000	3.34% due 12/1/29	7,965,000
3,800,000	3.34% due 12/1/29	3,800,000
714,000	Roseville, Minnesota, Commercial Development Revenue, Berger Transfers & Storage, Series F, (LOC: Wells Fargo Bank), 3.56% due 12/1/15	714,000
4,200,000	Tulsa, Oklahoma, Tulsa Industrial Authority Revenue, University of Tulsa, Series B, (SPA: Credit Local de France), (MBIA Insured), 3.51% due 10/1/26	4,200,000
13,000,000	Washington State, (SPA: Landesbank Hessen-Thuer), 3.44% due 6/1/20	13,000,000
1,250,000	Wisconsin State Health & Educational Facilities Authority Revenue, Goodwill Industries of North Central Wisconsin, (LOC: Wells Fargo Bank), 3.61% due 11/1/25	1,250,000
	Total Weekly Variable/Floating Rate Notes (Cost $269,671,936)	269,671,936

	TOTAL VARIABLE/FLOATING RATE NOTES (Cost $623,144,936)	623,144,936

MUNICIPAL BONDS — 2.7%
5,000,000	Colorado State, General Fund Revenue Anticipation Notes: 4.50% due 6/27/07	5,014,809
2,500,000	Philadelphia, Pennsylvania, Tax & Revenue Anticipation Notes: 4.50% due 6/29/07	2,507,141
10,000,000	Texas State Tax & Revenue Anticipation Notes: 4.50% due 8/31/07	10,053,011

	TOTAL MUNICIPAL BONDS (Cost $17,574,961)	17,574,961

TOTAL INVESTMENTS (Cost $640,719,897) (2)	99.9%	$640,719,897
OTHER ASSETS IN EXCESS OF LIABILITIES	0.1	577,900
NET ASSETS	100.0%	$641,297,797

*	Percentages indicated are based on net assets.
(1)

Demand Security; payable upon demand by the Fund with usually no more than thirty (30) calendar day’s notice. The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due dates on these types of securities reflect the next interest rate reset date or, when applicable, the final maturity date.

(2)	Aggregate cost for federal tax purposes was $640,719,897.
Abbreviations:
ACES —	Adjustable Convertible Extendable Securities
AMBAC —	American Municipal Bond Assurance Corporation
DATES —	Daily Adjustable Tax-Exempt Securities
FGIC —	Financial Guaranty Insurance Corporation
FHLB —	Federal Home Loan Bank
FHLMC —	Federal Home Loan Mortgage Corporation
FNMA —	Federal National Mortgage Association
FSA —	Financial Security Assurance
LOC —	Letter of Credit
MBIA —	Municipal Bond Investors Assurance
SPA —	Stand-By Purchase Agreement
UPDATES —	Unit Price Demand Adjustable Tax-Exempt Securities

See Notes to Schedules of Investments.

THE GLENMEDE FUND, INC.

Core Fixed Income Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

January 31, 2007 — (Unaudited)

Face
Amount		Value
AGENCY NOTES — 19.3% *
	Federal Home Loan Bank — 9.5%
$5,000,000	3.875% due 8/22/08	$4,905,350
5,000,000	4.625% due 11/21/08 (1)	4,957,215
8,500,000	5.625% due 6/13/16	8,664,628
		18,527,193
	Federal Home Loan Mortgage Corporation — 8.3%
2,500,000	4.625% due 2/21/08	2,483,612
11,500,000	6.625% due 9/15/09	11,925,213
2,000,000	4.00% due 12/15/09	1,942,196
		16,351,021
	Federal National Mortgage Association — 1.5%
3,000,000	4.00% due 9/2/08	2,942,580

	TOTAL AGENCY NOTES (Cost $38,205,605)	37,820,794

MORTGAGE-BACKED SECURITIES — 30.8% (2)
	Federal Home Loan Mortgage Corporation — 9.5%
2,637	# 555359, 6.50% due 4/1/08	2,631
1,740,789	# C00742, 6.50% due 4/1/29	1,784,157
130,055	# D78677, 8.00% due 3/1/27	136,943
51,840	# D84894, 8.00% due 12/1/27	54,580
15,571	# G00807, 9.50% due 3/1/21	16,162
39,360	# G10753, 6.50% due 9/1/09	39,426
5,493,078	# G12342, 5.50% due 8/1/21	5,466,182
3,158,444	# G12442, 6.00% due 11/1/21	3,194,209
2,000,000	# G18163, 5.50% due 1/1/22	1,989,691
3,271,287	# J03536, 5.50% due 11/1/21	3,254,425
1,670,426	# J03604, 5.50% due 10/1/21	1,661,815
971,048	# J03649, 5.50% due 10/1/21	966,042
		18,566,263
	Federal National Mortgage Association — 16.4%
11,254	# 125275, 7.00% due 3/1/24	11,604
44,980	# 252806, 7.50% due 10/1/29	46,911
1,771,171	# 254685, 5.00% due 4/1/18	1,736,271
457,864	# 255159, 5.50% due 3/1/19	456,756
1,272,872	# 256216, 7.00% due 4/1/36	1,304,201
70,295	# 313795, 9.50% due 1/1/25	77,051
23,224	# 313796, 9.50% due 2/1/21	25,095
58,357	# 313815, 6.50% due 1/1/11	58,678
379,388	# 373328, 8.00% due 3/1/27	401,677

251,053	# 390895, 8.00% due 6/1/27	265,802
54,079	# 395715, 8.00% due 8/1/27	57,257
504,595	# 397602, 8.00% due 8/1/27	534,240
32,941	# 405845, 8.00% due 11/1/27	34,876
11,631	# 499335, 6.50% due 8/1/29	11,921
3,265	# 523497, 7.50% due 11/1/29	3,405
113,574	# 535729, 6.50% due 2/1/16	116,209
113,187	# 535962, 6.50% due 5/1/16	115,814
199,673	# 555016, 6.50% due 10/1/17	204,306
17,913	# 588945, 7.00% due 6/1/31	18,444
75,460	# 595134, 6.50% due 7/1/16	77,211
372,232	# 596498, 6.00% due 7/1/16	376,885
471,955	# 607862, 7.00% due 9/1/31	485,952
57,313	# 608777, 6.50% due 10/1/16	58,643
119,434	# 624571, 7.00% due 3/1/32	122,855
711,617	# 625990, 5.50% due 12/1/16	710,445
111,211	# 643340, 6.50% due 3/1/17	113,723
75,805	# 656872, 6.50% due 8/1/32	77,522
1,585,279	# 686230, 5.50% due 2/1/18	1,581,442
116,312	# 687575, 7.00% due 2/1/33	119,578
1,586,302	# 740449, 5.50% due 9/1/18	1,582,464
1,568,253	# 768557, 5.50% due 2/1/19	1,564,458
4,510,037	# 789856, 6.00% due 8/1/34	4,533,511
1,251,634	# 820811, 6.00% due 4/1/35	1,256,484
2,074,489	# 826586, 5.00% due 8/1/35	1,991,715
2,246,814	# 829202, 5.00% due 7/1/35	2,157,165
1,634,161	# 867021, 7.00% due 3/1/36	1,674,382
6,500,000	TBA, 5.00% due 2/1/37 (3)	6,235,937
2,000,000	TBA, 6.50% due 2/1/37 (3)	2,033,124
		32,234,014
	Government National Mortgage Association — 4.9%
124,879	# 460389, 7.00% due 5/15/28	129,266
33,975	# 464049, 7.00% due 7/15/28	35,169
56,436	# 476259, 7.00% due 8/15/28	58,418
51,911	# 485264, 7.50% due 2/15/31	54,175
27,990	# 496632, 7.00% due 12/15/28	28,973
154,562	# 539971, 7.00% due 1/15/31	159,777
22,918	# 556417, 7.00% due 6/15/31	23,691
99,351	# 559304, 7.00% due 9/15/31	102,703
134,655	# 570289, 7.00% due 1/15/32	139,184
329,233	# 574687, 6.00% due 4/15/34	332,604
3,500,000	TBA, 5.50% due 2/1/37 (3)	3,463,908
5,000,000	TBA, 6.00% due 2/1/37 (3)	5,046,875
		9,574,743
	TOTAL MORTGAGE-BACKED SECURITIES (Cost $60,999,396)	60,375,020

COLLATERALIZED MORTGAGE OBLIGATIONS — 0.4%
512,842	Credit-Based Asset Servicing and Securitization, Series 1999-CB1-Class 1A, 6.50% due 9/25/26	519,739

85,743	Federal National Mortgage Association Series, 1993-135 (IO), 6.50% due 7/25/08	434
258,174	Washington Mutual Mortgage Securities Corp., Series 2003-MS9-Class 1P (PO), 0.00% due 4/25/33	218,278
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $727,739)	738,451

CORPORATE NOTES — 29.8%
5,000,000	American General Finance Corp., 4.50% due 11/15/07	4,971,074
6,000,000	Wal-Mart Stores, Inc., 4.55% due 5/1/13	5,733,978
6,000,000	Wells Fargo & Co., 5.125% due 9/15/16	5,818,758
5,000,000	IBM Corp., 4.75% due 11/29/12	4,862,690
7,000,000	Procter & Gamble Co. (The), 4.85% due 12/15/15	6,717,564
7,000,000	Citigroup, Inc., 5.00% due 9/15/14	6,785,800
6,000,000	JPMorgan Chase & Co., 5.15% due 10/1/15	5,848,404
6,000,000	General Electric Capital Corp., 5.875% due 2/15/12	6,142,020
6,000,000	Goldman Sachs Group, Inc., 5.125% due 1/15/15	5,810,424
6,000,000	Morgan Stanley, 4.75% due 4/1/14	5,690,802
	TOTAL CORPORATE NOTES (Cost $59,083,493)	58,381,514

US TREASURY NOTES/BONDS — 16.8%
8,777,280	U.S. Inflation Index Treasury Bond (TIPS), 1.875% due 7/15/13 (1)	8,504,017
3,500,000	U.S. Treasury Bond, 8.75% due 5/15/20	4,773,398
5,000,000	U.S. Treasury Bond, 7.875% due 2/15/21 (1)(4)	6,436,330
7,900,000	U.S. Treasury Bond, 6.125% due 8/15/29 (1)	9,098,580
4,000,000	U.S. Treasury Note 4.875% due 5/31/08 (1)(4)	3,992,812
	TOTAL US TREASURY NOTES/BONDS (Cost $32,511,868)	32,805,137

REPURCHASE AGREEMENTS — 10.4%
51,314	With Investors Bank & Trust Co., dated 01/31/07, 4.75%, principal and interest in the amount of $51,321, due 02/01/07, (collateralized by FN #535223 with a par value of $53,801, coupon rate of 6.782%, due 03/01/29, market value of $53,880)	51,314
20,400,000	With Merill Lynch & Co. Inc., dated 01/31/07, 5.21%, principal and interest in the amount of $24,402,952, due 02/01/07, (collaterilized by FN securities with a par value of $20,939,993, coupon rate of 5.500%, due 11/01/17 to 12/01/17, market value of $20,816,481)	20,400,000
	TOTAL REPURCHASE AGREEMENTS (Cost $20,451,314)	20,451,314

INVESTMENTS OF SECURITY LENDING COLLATERAL — 4.0%
433,909	Bank of America, Bank Note, 5.32%, due 2/16/07	433,909
433,909	Barton Capital LLC, Commercial Paper, 5.282%, due 2/13/07	433,909
433,909	CAFCO Funding LLC, Commercial Paper, 5.292%, due 3/21/07	433,909
260,346	Canadian Imperial Bank of Commerce, Eurodollar Term, 5.29%, due 2/28/07	260,346
260,350	Citigroup, Eurodollar Term, 5.305%, due 3/5/07	260,350
433,909	Compass Securitization, Commercial Paper, 5.284%, due 2/12/07	433,909
433,909	Deutsche Bank, Eurodollar Overnight, 5.285%, due 2/2/07	433,909
433,909	Fairway Finance, Commercial Paper, 5.287%, due 2/16/07	433,909
433,909	HBOS Halifax Bank of Scotland, Eurodollar Term, 5.305%, due 3/14/07	433,909
433,909	Jupiter Securitization Corp., Commercial Paper, 5.287%, due 2/20/07	433,909
216,955	Merrimac Cash Fund - Premium Class, Money Market Fund	216,955
142,738	Morgan Stanley Dean Witter & Co., Repurchase Agreement, 5.303%, due 2/1/07	142,738
433,909	Old Line Funding LLC, Commercial Paper, 5.285%, due 2/12/07	433,909
433,909	Ranger Funding, Commercial Paper, 5.287%, due 2/8/07	433,909
433,909	Regions Bank, Eurodollar Term, 5.30%, due 4/23/07	433,909
433,909	Royal Bank of Canada, Eurodollar Term, 5.31%, due 2/15/07	433,909
433,909	Societe Generale, Eurodollar Overnight, 5.28%, due 2/5/07	433,909
433,909	Three Pillars Funding LLC, Commercial Paper, 5.293%, due 2/1/07	433,909
433,909	UBS AG, Eurodollar Term, 5.28%, due 3/23/07	433,909
433,909	Sheffield Receivables Corp., Commercial Paper, 5.272%, due 2/2/07	433,909
	TOTAL INVESTMENTS OF SECURITY LENDING COLLATERAL (Cost $7,822,933)	7,822,933

TOTAL INVESTMENTS (Cost $219,802,348) (5)	111.5%	$218,395,163
LIABILITIES IN EXCESS OF OTHER ASSETS	(11.5)	(22,517,560)
NET ASSETS	100.0%	$195,877,603

*	Percentages indicated are based on net assets.
(1)	All or a portion of security segregated as collateral for when-issued securities.
(2)	Represents current face amount at January 31, 2007.
(3)	When-issued security.
(4)	Securities or partial securities on loan. See Note 1.
(5)	Aggregate cost for federal tax purposes was $219,802,348.

Abbreviations:
FN —	Federal National Mortgage Association
IO —	Interest Only
PO —	Principal Only
TBA —	To be announced
TIPS —	Treasury Inflation Protected Security

See Notes to Schedules of Investments.

THE GLENMEDE FUND, INC.

Strategic Equity Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

January 31, 2007 — (Unaudited)

Shares		Value
COMMON STOCKS — 99.2% *
	Aerospace & Defense — 4.5%
17,892	Boeing Co. (1)	$1,602,408
33,290	United Technologies Corp.	2,264,386
		3,866,794
	Beverages — 2.6%
34,450	PepsiCo, Inc.	2,247,518

	Biotechnology — 1.7%
21,150	Amgen, Inc. (1)	1,488,325

	Capital Markets — 5.0%
6,645	Goldman Sachs Capital, Inc.	1,409,803
30,675	Merrill Lynch & Co., Inc.	2,869,953
		4,279,756
	Chemicals — 1.6%
18,220	Air Products & Chemicals, Inc.	1,360,305

	Commercial Services & Supplies — 2.5%
25,395	Dun & Bradstreet Corp. (1)	2,158,575

	Communications Equipment — 3.0%
58,950	Cisco Systems, Inc. (1)	1,567,480
44,525	Nokia OYJ ADR	984,002
		2,551,482
	Computers & Peripherals — 4.4%
9,260	Apple Computer, Inc. (1)	793,860
38,000	Hewlett-Packard Co.	1,644,640
14,145	International Business Machines Corp.	1,402,477
		3,840,977
	Diversified Consumer Services — 0.2%
2,638	ITT Educational Services, Inc. (1)	204,709

	Diversified Financial Services — 7.2%
26,000	CIT Group, Inc.	1,532,960
40,810	Citigroup, Inc.	2,249,855
47,000	J.P. Morgan Chase & Co.	2,393,710
		6,176,525
	Diversified Telecommunication Services — 0.2%
2,508	Embarq Corp.	139,219

	Food Products — 4.5%
34,850	Kellogg Co.	1,717,059

54,475	McCormick & Co., Inc.	2,126,704
		3,843,763
	Health Care Equipment & Supplies — 2.1%
33,975	Medtronic, Inc.	1,815,964

	Health Care Providers & Services — 2.4%
40,295	Quest Diagnostics, Inc.	2,114,682

	Hotels, Restaurants & Leisure — 2.3%
33,850	Yum! Brands, Inc.	2,031,338

	Household Products — 4.5%
41,075	Church & Dwight, Inc.	1,861,108
29,250	Colgate-Palmolive Co.	1,997,775
		3,858,883
	Industrial Conglomerates — 2.6%
43,115	McDermott International, Inc. (1)	2,226,459

	Insurance — 12.7%
14,225	AMBAC Financial Group, Inc.	1,253,222
24,525	American International Group, Inc.	1,678,736
33,095	Assurant, Inc.	1,839,420
22,240	Everest Re Group, Ltd.	2,081,664
20,200	Hartford Financial Services Group, Inc.	1,917,182
24,300	Prudential Financial, Inc.	2,165,859
		10,936,083
	IT Services — 3.1%
47,775	Accenture, Ltd. - Class A	1,803,506
33,500	First Data Corp.	832,810
		2,636,316
	Metals & Mining — 1.1%
23,630	BHP Billiton Ltd. ADR (2)	968,594

	Multiline Retail — 2.0%
31,825	Nordstrom, Inc.	1,772,971

	Oil, Gas & Consumable Fuels — 8.0%
10,000	Apache Corp.	729,700
31,045	Exxon Mobil Corp.	2,300,435
39,620	Hess Corp.	2,139,084
32,500	Valero Energy Corp.	1,764,100
		6,933,319
	Pharmaceuticals — 7.3%
40,155	Forest Laboratories, Inc. (1)	2,253,097
27,720	Johnson & Johnson	1,851,696
44,680	Wyeth	2,207,639
		6,312,432
	Semiconductors & Semiconductor Equipment — 1.3%
47,000	Intersil Corp. - Class A	1,107,320

	Software — 4.4%
24,200	Adobe Systems, Inc. (1)	940,655

18,750	Autodesk, Inc. (1)	819,750
14,245	Microsoft Corp.	439,601
92,000	Oracle Corp. (1)	1,578,720
		3,778,726
	Specialty Retail — 4.5%
25,125	American Eagle Outfitters, Inc.	813,548
31,130	Sherwin-Williams Co. (The)	2,151,083
30,000	TJX Cos., Inc. (The)	887,100
		3,851,731
	Textiles, Apparel & Luxury Goods — 2.3%
42,805	Coach, Inc. (1)	1,963,037

	Wireless Telecommunication Services — 1.2%
13,924	NII Holdings, Inc. - Class B (1)	1,027,591

	TOTAL COMMON STOCKS (Cost $68,250,274)	85,493,394

REPURCHASE AGREEMENT — 0.4%
330,573	With Investors Bank & Trust Co., dated 01/31/07, 4.75%, principal and interest in the amount of $330,617, due 02/01/07, (collateralized by GNR #2002-21 FV with a par value of $343,660, coupon rate of 5.720%, due 03/16/32, market value of $347,101)	330,573
	TOTAL REPURCHASE AGREEMENT (Cost $330,573)	330,573

INVESTMENTS OF SECURITY LENDING COLLATERAL — 2.5%
122,110	Bank of America, Bank Note, 5.32%, due 2/16/07	122,110
122,110	Barton Capital LLC, Commercial Paper, 5.282%, due 2/13/07	122,110
122,110	CAFCO Funding LLC, Commercial Paper, 5.292%, due 3/21/07	122,110
73,266	Canadian Imperial Bank of Commerce, Eurodollar Term, 5.29%, due 2/28/07	73,266
73,266	Citigroup, Eurodollar Term, 5.305%, due 3/5/07	73,266
122,110	Compass Securitization, Commercial Paper, 5.284%, due 2/12/07	122,110
122,110	Deutsche Bank, Eurodollar Overnight, 5.285%, due 2/2/07	122,110
122,110	Fairway Finance, Commercial Paper, 5.287%, due 2/16/07	122,110
122,110	HBOS Halifax Bank of Scotland, Eurodollar Term, 5.305%, due 3/14/07	122,110
122,110	Jupiter Securitization Corp., Commercial Paper, 5.287%, due 2/20/07	122,110
61,055	Merrimac Cash Fund - Premium Class, Money Market Fund	61,055
40,173	Morgan Stanley Dean Witter & Co., Repurchase Agreement, 5.303%, due 2/1/07	40,173

122,110	Old Line Funding LLC, Commercial Paper, 5.285%, due 2/12/07		122,110
122,110	Ranger Funding, Commercial Paper, 5.287%, due 2/8/07		122,110
122,110	Regions Bank, Eurodollar Term, 5.30%, due 4/23/07		122,110
122,110	Royal Bank of Canada, Eurodollar Term, 5.31%, due 2/15/07		122,110
122,110	Sheffield Receivables Corp., Commercial Paper, 5.272%, due 2/2/07		122,110
122,110	Societe Generale, Eurodollar Overnight, 5.28%, due 2/5/07		122,110
122,110	Three Pillars Funding LLC, Commercial Paper, 5.293%, due 2/1/07		122,110
122,110	UBS AG, Eurodollar Term, 5.28%, due 3/23/07		122,110
	TOTAL INVESTMENTS OF SECURITY LENDING COLLATERAL (Cost $2,201,520)		2,201,520

TOTAL INVESTMENTS (Cost $70,782,367) (3)		102.1%	$88,025,487
LIABILITIES IN EXCESS OF OTHER ASSETS		(2.1)	(1,823,694)
NET ASSETS		100.0%	$86,201,793

*	Percentages indicated are based on net assets.
(1)	Non-income producing security.
(2)	Securities or partial securities on loan. See Note 1.
(3)	Aggregate cost for federal tax purposes was $70,817,423.
Abbreviations:
ADR —	American Depositary Receipt
GNR —	Government National Mortgage Association REMIC

See Notes to Schedules of Investments.

THE GLENMEDE FUND, INC.

Small Cap Equity Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

January 31, 2007 — (Unaudited)

Shares		Value
COMMON STOCKS — 98.4% *
	Apparel Retailers — 1.0%
75,969	Jos. A. Bank Clothiers, Inc. (1)(2)	$2,352,000

	Automotive — 2.1%
84,547	Sonic Automotive, Inc.	2,650,548
97,128	Tenneco Automotive, Inc. (1)	2,258,226
		4,908,774
	Banking — 4.9%
36,240	City Bank Lynnwood, WA.	1,232,160
39,683	First Community Bancorp	2,115,104
103,515	Frontier Financial Corp.	2,818,713
94,960	MCG Capital Corp.	1,877,359
22,360	Preferred Bank	1,461,897
70,805	Umpqua Holdings Corp.	2,014,402
		11,519,635
	Basic Industry — 2.3%
44,880	AptarGroup, Inc.	2,738,129
32,768	Mettler-Toledo International, Inc. (1)	2,713,190
		5,451,319
	Beverages, Food & Tobacco — 1.0%
58,751	J & J Snack Foods Corp.	2,425,241

	Building Materials — 0.8%
47,760	Andersons (The), Inc. (2)	1,898,938

	Chemicals — 4.0%
55,162	Cytec Industries, Inc. (2)	3,211,532
46,604	FMC Corp.	3,628,121
53,470	West Pharmaceutical Services	2,594,899
		9,434,552
	Commercial Services — 8.5%
34,310	CRA International, Inc. (1)(2)	1,849,995
41,380	Huron Consulting Group, Inc. (1)	2,145,553
120,820	Korn/Ferry International (1)	2,885,182
88,011	PeopleSupport, Inc. (1)	2,099,062
50,033	Steiner Leisure, Ltd. (1)	2,339,543
117,290	United Rentals, Inc. (1)(2)	3,020,217
70,763	Watson Wyatt & Co. Holdings	3,134,093
77,690	Wright Express Corp. (1)	2,398,290
		19,871,935
	Communications — 1.1%
165,656	ADC Telecommunications, Inc. (1)	2,673,688

	Computers & Information — 3.4%
100,092	Global Imaging Systems, Inc. (1)	1,926,771
84,542	NETGEAR, Inc. (1)	2,176,956
179,450	Palm, Inc. (1)(2)	2,481,793
74,960	Rackable Systems, Inc. (1)(2)	1,431,736
		8,017,256
	Diversified Financial Services — 0.9%
77,719	Calamos Asset Management, Inc. - Class A	2,128,723

	Education — 0.8%
50,054	Bright Horizons Family Solution, Inc. (1)	1,960,615

	Electronics — 6.6%
56,931	Brady Corp. - Class A	2,132,066
48,336	Cymer, Inc. (1)	2,041,229
113,878	Omnivision Technologies, Inc. (1)(2)	1,314,152
362,420	RF Micro Devices, Inc. (1)(2)	2,797,882
43,172	Trimble Navigation, Ltd. (1)	2,442,672
38,176	WESCO International, Inc. (1)	2,318,047
57,000	Woodward Governor Co.	2,384,880
		15,430,928
	Energy — 1.3%
74,172	Oceaneering International, Inc. (1)	2,927,569

	Entertainment & Leisure — 1.0%
79,343	Ameristar Casinos, Inc.	2,421,548

	Financial Services — 1.2%
41,345	FirstFed Financial Corp. (1)(2)	2,850,738

	Food Retailers — 1.2%
56,029	Pantry (The), Inc. (1)(2)	2,734,775

	Health Care — 2.3%
70,802	LCA-Vision, Inc. (2)	2,741,453
32,782	Stericycle, Inc. (1)	2,524,214
		5,265,667
	Health Care Providers — 7.3%
100,066	Amedisys, Inc. (1)(2)	3,234,133
65,500	LifePoint Hospital, Inc. (1)	2,225,690
50,047	Pediatrix Medical Group, Inc. (1)	2,629,469
101,796	Psychiatric Solutions, Inc. (1)	3,963,936
75,970	Sunrise Senior Living, Inc. (1)	2,716,687
67,296	VCA Antech, Inc. (1)	2,262,492
		17,032,407
	Heavy Machinery — 1.9%
91,470	Applied Industrial Techologies, Inc.	2,241,015
48,252	Bucyrus International, Inc. - Class A	2,239,375
		4,480,390
	Home Construction, Furnishings & Appliances — 1.3%
101,880	BE Aerospace, Inc. (1)	3,033,986

	Household Products — 0.7%
79,372	Lifetime Brands, Inc. (2)	1,559,660

	Industrial — 3.6%
141,510	Gardner Denver, Inc. (1)	5,455,211
25,907	Middleby Corp. (The) (1)(2)	2,895,884
		8,351,095
	Insurance — 2.2%
51,817	Selective Insurance Group, Inc.	2,665,985
100,098	United America Indemnity, Ltd. - Class A (1)	2,414,364
		5,080,349
	Medical Supplies — 0.9%
51,807	DJ Orthopedics, Inc. (1)	2,144,810

	Metals — 2.2%
20,737	Carpenter Technology Corp.	2,428,303
72,389	Crane Co.	2,810,865
		5,239,168
	Oil & Gas — 3.7%
333,032	Grey Wolf, Inc. (1)(2)	2,274,609
39,679	Holly Corp.	2,090,687
189,869	Petrohawk Energy Corp. (1)	2,191,088
174,318	Pioneer Drilling Co. (1)	2,208,609
		8,764,993
	Pharmaceuticals — 2.3%
169,115	PetMed Express, Inc. (1)(2)	1,998,939
146,594	Sciele Pharma, Inc. (1)(2)	3,481,608
		5,480,547
	Real Estate — 1.8%
41,397	Jones Lang Lasalle, Inc. (2)	4,325,987

	REIT — 7.0%
27,280	Entertainment Properties Trust	1,769,381
213,898	Equity Inns, Inc.	3,529,317
221,373	Highland Hospitality Corp.	3,515,403
208,720	Medical Properties Trust, Inc. (2)	3,262,294
162,221	Senior Housing Property Trust	4,214,502
		16,290,897
	Restaurants — 2.2%
129,393	CKE Restaurants, Inc.	2,558,100
82,851	Rare Hospitality International, Inc. (1)	2,613,121
		5,171,221
	Retailers — 0.9%
39,360	Childrens Place (1)(2)	2,133,706

	Technology — 5.4%
91,588	Avocent Corp. (1)	3,163,450
88,049	Benchmark Electronics, Inc. (1)	1,994,310
46,612	Digital River, Inc. (1)	2,385,602
53,437	MICROS Systems, Inc. (1)	3,008,503
51,805	MTS Systems Corp.	2,215,700
		12,767,565

	Technology Systems/Semi Conductors — 1.8%
81,074	Cohu, Inc.	1,621,480
72,414	Diodes, Inc. (1)	2,655,421
		4,276,901
	Telecommunications — 2.1%
74,200	Commscope, Inc. (1)(2)	2,397,402
70,790	InterDigital Communications Corp. (1)(2)	2,455,705
		4,853,107
	Telephone Systems — 0.9%
188,093	Brightpoint, Inc. (1)	2,070,904

	Textiles, Clothing & Fabrics — 3.1%
63,920	Crocs, Inc. (1)(2)	3,217,733
42,900	Phillips-Van Heusen Corp.	2,365,935
98,161	True Religion Apparel, Inc. (1)(2)	1,647,142
		7,230,810
	Transportation — 1.6%
74,170	Emergency Medical Services (1)	1,928,420
82,875	OMI Corp.	1,828,223
		3,756,643
	Utilities — 1.1%
55,213	Energen Corp.	2,555,258

	TOTAL COMMON STOCKS (Cost $176,024,730)	230,874,305

REPURCHASE AGREEMENT — 0.8%
1,780,417	With Investors Bank & Trust Co., dated 01/31/07, 4.75%, principal and interest in the amount of $1,780,652, due 02/01/07, (collateralized by SBA securities with a par value $1,803,841, coupon rates from 6.000% to 8.625%, due 03/25/22 to 02/25/25, market value of $1,869,438)	1,780,417
	TOTAL REPURCHASE AGREEMENT (Cost $1,780,417)	1,780,417

INVESTMENTS OF SECURITY LENDING COLLATERAL — 21.7%
2,830,833	Bank of America, Bank Note, 5.32%, due 2/16/07	2,830,833
2,830,833	Barton Capital LLC, Commercial Paper, 5.282%, due 2/13/07	2,830,833
2,830,833	CAFCO Funding LLC, Commercial Paper, 5.292%, due 3/21/07	2,830,833
1,698,500	Canadian Imperial Bank of Commerce, Eurodollar Term, 5.29%, due 2/28/07	1,698,500
1,698,500	Citigroup, Eurodollar Term, 5.305%, due 3/5/07	1,698,500
2,830,833	Compass Securitization, Commercial Paper, 5.284%, due 2/12/07	2,830,833
2,830,833	Deutsche Bank, Eurodollar Overnight, 5.285%, due 2/2/07	2,830,833
2,830,833	Fairway Finance, Commercial Paper, 5.287%, due 2/16/07	2,830,833

2,830,833	HBOS Halifax Bank of Scotland, Eurodollar Term, 5.305%, due 3/14/07		2,830,833
2,830,833	Jupiter Securitization Corp., Commercial Paper, 5.287%, due 2/20/07		2,830,833
1,415,417	Merrimac Cash Fund - Premium Class, Money Market Fund		1,415,417
931,226	Morgan Stanley Dean Witter & Co., Repurchase Agreement, 5.303%, due 2/1/07		931,226
2,830,833	Old Line Funding LLC, Commercial Paper, 5.285%, due 2/12/07		2,830,833
2,830,833	Ranger Funding, Commercial Paper, 5.287%, due 2/8/07		2,830,833
2,830,833	Regions Bank, Eurodollar Term, 5.30%, due 4/23/07		2,830,833
2,830,833	Royal Bank of Canada, Eurodollar Term, 5.31%, due 2/15/07		2,830,833
2,830,833	Sheffield Receivables Corp., Commercial Paper, 5.272%, due 2/2/07		2,830,833
2,830,833	Societe Generale, Eurodollar Overnight, 5.28%, due 2/5/07		2,830,833
2,830,833	Three Pillars Funding LLC, Commercial Paper, 5.293%, due 2/1/07		2,830,833
2,830,833	UBS AG, Eurodollar Term, 5.28%, due 3/23/07		2,830,833
	TOTAL INVESTMENTS OF SECURITY LENDING COLLATERAL (Cost $51,036,971)		51,036,971

TOTAL INVESTMENTS (Cost $228,842,118) (3)		120.9%	$283,691,693
LIABILITIES IN EXCESS OF OTHER ASSETS		(20.9)	(49,087,658)
NET ASSETS		100.0%	$234,604,035

*	Percentages indicated are based on net assets.
(1)	Non-income producing security.
(2)	Securities or partial securities on loan. See Note 1.
(3)	Aggregate cost for federal tax purposes was $229,194,331.
Abbreviations:
REIT —	Real Estate Investment Trust
SBA —	Small Business Administration

See Notes to Schedules of Investments.

THE GLENMEDE FUND, INC.

Large Cap Value Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

January 31, 2007 — (Unaudited)

Shares		Value
COMMON STOCKS — 97.1% *
	Aerospace & Defense — 2.3%
16,432	Honeywell International, Inc. (1)	$750,778
4,369	Lockheed Martin Corp.	424,623
		1,175,401
	Apparel Retailers — 1.5%
26,666	Ltd. Brands, Inc.	745,048

	Banking — 10.6%
12,695	Barclays PLC, Sponsored ADR (2)	748,878
12,688	Capital One Financial Corp.	1,020,115
17,890	CapitalSource, Inc. (2)	497,163
10,188	Deutsche Bank AG (2)	1,446,798
11,671	Federal Home Loan Mortgage Corp.	757,798
13,108	PNC Financial Services Group, Inc.	966,977
		5,437,729
	Beverages, Food & Tobacco — 7.4%
18,936	Altria Group, Inc.	1,654,817
5,875	Carolina Group	402,672
11,856	Diageo Plc - Sponsored ADR	933,423
9,785	Molson Coors Brewing Co.-Class B	790,628
		3,781,540
	Chemicals — 0.9%
14,548	Lyondell Chemical Company	460,008

	Communications — 1.7%
22,445	Koninklijke Philips Electronics NV, NY Shares	878,722

	Computers & Information — 4.2%
23,789	Hewlett-Packard Co.	1,029,588
11,434	International Business Machines Corp.	1,133,681
		2,163,269
	Cosmetics & Personal Care — 1.9%
15,394	Procter & Gamble Co. (The)	998,609

	Electric Utilities — 5.7%
42,437	Duke Energy Corp.	835,585
8,325	FirstEnergy Corp.	493,922
15,014	Mirant Corp. (1)	513,179
22,888	PG&E Corp.	1,068,412
		2,911,098
	Electrical Equipment — 1.0%
11,638	Emerson Electric Co.	523,361

	Electronics — 0.5%
25,600	LSI Logic Corp. (1)	240,640

	Energy — 3.9%
27,255	Exxon Mobil Corp.	2,019,595

	Entertainment & Leisure — 0.5%
11,445	Mattel, Inc.	278,800

	Financial Services — 13.4%
19,143	Bank of America Corp.	1,006,539
37,023	Citigroup, Inc.	2,041,078
34,944	J.P. Morgan Chase & Co.	1,779,698
6,243	Lehman Brothers Holdings, Inc.	513,424
16,436	Merrill Lynch & Co., Inc.	1,537,752
		6,878,491
	Heavy Machinery — 2.1%
8,134	Caterpillar, Inc.	521,145
13,775	Grant Prideco, Inc. (1)	539,705
		1,060,850
	Household Products — 1.5%
14,358	Rohm & Haas Co. (2)	747,477

	Insurance — 9.8%
21,218	American International Group, Inc.	1,452,372
14,770	Axis Capital Holdings Ltd.	486,672
11,025	Hartford Financial Services Group, Inc.	1,046,383
24,754	Loews Corp.	1,075,809
13,731	XL Capital, Ltd. - Class A	947,439
		5,008,675
	Oil & Gas — 6.4%
14,145	Chevron Corp.	1,030,888
17,480	ConocoPhillips	1,160,847
5,821	Marathon Oil Corp.	525,869
21,223	Spectra Energy Corp. (1)(2)	554,345
		3,271,949
	Pharmaceuticals — 8.1%
23,716	McKesson Corp.	1,322,167
68,952	Pfizer, Inc.	1,809,300
20,592	Wyeth	1,017,451
		4,148,918
	Process Industries — 3.9%
15,228	Alcoa, Inc.	491,864
41,600	General Electric Co.	1,499,680
		1,991,544
	REIT — 1.3%
24,793	Host Marriott Corp.	656,271

	Restaurants — 2.0%
22,675	McDonald’s Corp.	1,005,636

	Retailers — 2.6%
16,645	CVS Corp.	560,104
9,576	J.C. Penney Co., Inc. (Holding Co.)	777,954
		1,338,058
	Technology — 0.6%
23,475	Vishay Intertechnology, Inc. (1)	308,462

	Telecommunications — 1.6%
21,433	AT&T, Inc.	806,524

	Telephone Systems — 1.7%
22,879	Verizon Communications, Inc.	881,299

	TOTAL COMMON STOCKS (Cost $42,574,639)	49,717,974

Face Amount
REPURCHASE AGREEMENT — 3.7%
1,913,884	With Investors Bank & Trust Co., dated 01/31/06, 4.75%, principal and interest in the amount of $1,914,137 due 02/01/07, (collateralized by FN securities with a par value of $1,128,688, coupon rates of 4.404% to 4.439%, due 07/01/33 to 12/01/33, market value of $1,119,284, SBA securities with a par value of $874,340, coupon rates of 7.625% to 8.125%, due 11/25/09 to 11/25/13, market value of $890,294)	1,913,884
	TOTAL REPURCHASE AGREEMENT (Cost $1,913,884)	1,913,884

INVESTMENTS OF SECURITY LENDING COLLATERAL — 6.7%
188,805	Bank of America, Bank Note, 5.32%, due 2/16/07	188,805
188,805	Barton Capital LLC, Commercial Paper, 5.282%, due 2/13/07	188,805
188,805	CAFCO Funding LLC, Commercial Paper, 5.292%, due 3/21/07	188,805
113,283	Canadian Imperial Bank of Commerce, Eurodollar Term, 5.29%, due 2/28/07	113,283
113,283	Citigroup, Eurodollar Term, 5.305%, due 3/5/07	113,283
188,805	Compass Securitization, Commercial Paper, 5.284%, due 2/12/07	188,805
188,805	Deutsche Bank, Eurodollar Overnight, 5.285%, due 2/2/07	188,805
188,805	Fairway Finance, Commercial Paper, 5.287%, due 2/16/07	188,805
188,805	HBOS Halifax Bank of Scotland, Eurodollar Term, 5.305%, due 3/14/07	188,805
188,805	Jupiter Securitization Corp., Commercial Paper, 5.287%, due 2/20/07	188,805
94,403	Merrimac Cash Fund - Premium Class, Money Market Fund	94,403
62,109	Morgan Stanley Dean Witter & Co., Repurchase Agreement, 5.303%, due 2/1/07	62,109

188,805	Old Line Funding LLC, Commercial Paper, 5.285%, due 2/12/07		188,805
188,805	Ranger Funding, Commercial Paper, 5.287%, due 2/8/07		188,805
188,805	Regions Bank, Eurodollar Term, 5.30%, due 4/23/07		188,805
188,805	Royal Bank of Canada, Eurodollar Term, 5.31%, due 2/15/07		188,805
188,805	Sheffield Receivables Corp., Commercial Paper, 5.272%, due 2/2/07		188,805
188,805	Societe Generale, Eurodollar Overnight, 5.28%, due 2/5/07		188,805
188,805	Three Pillars Funding LLC, Commercial Paper, 5.293%, due 2/1/07		188,805
188,810	UBS AG, Eurodollar Term, 5.28%, due 3/23/07		188,810
	TOTAL INVESTMENTS OF SECURITY LENDING COLLATERAL (Cost $3,403,963)		3,403,963

TOTAL INVESTMENTS (Cost $47,892,486) (3)		107.5%	$55,035,821
LIABILITIES IN EXCESS OF OTHER ASSETS		(7.5)	(3,855,108)
NET ASSETS		100.0%	$51,180,713

*	Percentages indicated are based on net assets.
(1)	Non-income producing security.
(2)	Securities or partial securities on loan. See Note 1.
(3)	Aggregate cost for federal tax purposes was $48,014,470.
Abbreviations:
ADR —	American Depositary Receipt
FN —	Federal National Mortgage Association
REIT —	Real Estate Investment Trust
SBA —	Small Business Administration

See Notes to Schedules of Investments.

THE GLENMEDE FUND, INC.

International Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

January 31, 2007 — (Unaudited)

Shares		Value
COMMON STOCKS — 97.5% *
	United Kingdom — 18.4%
212,300	AstraZeneca PLC	$11,885,695
846,356	Aviva PLC	13,692,716
1,637,172	BP Amoco PLC	17,316,178
1,151,099	Cattles PLC	9,925,433
845,574	Centrica PLC	6,191,684
491,000	Emap PLC	7,759,069
618,872	GlaxoSmithKline PLC	16,710,619
566,000	HBOS PLC	12,386,924
1,306,700	Prudential PLC	17,690,335
959,600	Rexam PLC	10,172,409
275,252	Rio Tinto PLC	14,857,229
441,190	Royal Bank of Scotland Group PLC	17,772,435
280,100	Travis Perkins PLC	10,993,178
4,890,820	Vodafone Group PLC	14,311,194
		181,665,098
	Japan — 16.6%
202,000	Daito Trust Construction Co., Ltd.	9,700,935
385,275	FamilyMart Co., Ltd.	10,016,475
50,400	Funai Electric Co., Ltd.	4,600,067
747,404	Kuraray Co., Ltd.	9,028,523
512,000	Mitsubishi Corp.	10,406,699
261,000	Nitto Denko Corp.	12,846,200
628,350	OKUMA Corp.	7,212,403
569,000	Onward Kashiyama Company Ltd.	7,604,984
50,600	ORIX Corp.	14,603,172
725,000	Ricoh Company, Ltd.	15,876,193
541,712	Sega Sammy Holdings, Inc.	13,999,569
1,987,717	Sumitomo Chemical Co., Ltd.	15,399,448
176,668	Takeda Pharmaceutical Co., Ltd.	11,556,972
173,500	TIS, Inc.	3,784,859
256,584	Toyota Motor Corp.	16,888,806
		163,525,305
	France — 14.1%
107,341	Assurances Generales De France	17,605,852
392,156	Axa	16,630,108
109,890	BNP Paribas	12,307,382
121,200	Casino Guichard Perrachon	10,563,373
143,804	Compagnie de Saint-Gobain	13,632,614
302,752	France Telecom SA	8,416,380
76,136	LaFarge SA, ADR	11,697,044
159,000	Sanofi-Aventis	14,011,684

76,962	Societe BIC SA	5,207,306
227,332	Total SA	15,452,088
286,400	Valeo SA	13,100,621
		138,624,452
	Germany — 11.8%
89,400	Allianz AG	17,907,499
143,883	BASF AG	13,909,514
227,736	Bayerische Motoren Werke AG	13,961,937
121,507	Continental AG	14,783,475
120,215	E.On AG	16,403,921
314,400	Hannover Rueckversicherung AG (1)	14,053,555
129,227	Metro AG	8,889,284
149,172	Siemens AG Reg.	16,562,854
		116,472,039
	Netherlands — 8.4%
229,485	Akzo Nobel N.V.	14,458,894
276,205	ING Groep N.V., Sponsored ADR	12,135,023
239,100	Koninklijke Philips Electronics NV	9,344,901
893,286	Reed Elsevier N.V.	15,677,948
490,298	Royal Dutch Shell PLC - Class A	16,626,969
136,268	TNT NV, ADR (2)	6,187,930
332,912	Unilever N.V.	8,887,947
		83,319,612
	Ireland — 5.0%
460,909	Allied Irish Banks PLC	13,354,400
599,200	Bank of Ireland	13,424,084
415,570	CRH PLC	16,464,879
224,504	Irish Life & Permanent PLC	6,032,293
		49,275,656
	Sweden — 2.5%
450,700	Assa Abloy AB - Class B	9,915,234
3,679,000	Telefonaktiebolaget LM Ericsson	14,639,900
		24,555,134
	Denmark — 2.4%
387,000	H. Lundbeck AS	11,058,968
806,191	Nordea AB	12,754,086
		23,813,054
	Italy — 2.3%
322,733	ENI SPA	10,401,871
974,098	Mediaset SPA	11,781,626
		22,183,497
	Hong Kong — 1.9%
795,200	HSBC Holdings Plc	14,523,404
2,858,000	Techtronic Industries Co.	4,399,224
		18,922,628
	Spain — 1.7%
886,788	Banco Santander Central Hispano SA	16,863,051

	Switzerland — 1.6%
58,509	Zurich Financial Services AG	15,804,722

	Norway — 1.6%
373,665	Norsk Hydro ASA	12,172,736
128,216	Yara International ASA	3,431,209
		15,603,945
	Greece — 1.5%
518,000	Public Power Corp.	15,008,966

	Canada — 1.4%
89,200	Alcan, Inc.	4,547,169
522,591	Talisman Energy, Inc.	9,205,737
		13,752,906
	Finland — 1.4%
613,750	Nokia	13,575,049

	Australia — 1.3%
2,170,000	Telstra Corp., Ltd.	7,173,114
2,666,950	Telstra Corp., Ltd. (1)	5,798,856
		12,971,970
	Singapore — 1.3%
5,636,350	Singapore Telecommunications, Ltd.	12,877,384

	South Korea — 0.9%
15,000	Samsung Electronics	9,288,831

	Israel — 0.8%
225,000	Teva Pharmaceutical Industries, Ltd., Sponsored ADR	7,897,500

	China — 0.6%
6,623,000	Aluminum Corp. of China, Ltd.	5,921,499

	TOTAL COMMON STOCKS (Cost $639,876,875)	961,922,298

REPURCHASE AGREEMENT — 2.5%
24,403,121	With Investors Bank & Trust Co., dated 01/31/07, 4.75%, principal and interest in the amount of $24,406,341 due 02/01/07, (collateralized by SBA securities with a par value of $23,768,123, coupon rates of 8.110% to 8.875%, due 02/25/23 to 04/25/30, market value of $25,623,277)	24,403,121
	TOTAL REPURCHASE AGREEMENT (Cost $24,403,121)	24,403,121

INVESTMENTS OF SECURITY LENDING COLLATERAL — 0.6%
347,681	Bank of America, Bank Note, 5.32%, due 2/16/07	347,681
347,681	Barton Capital LLC, Commercial Paper, 5.282%, due 2/13/07	347,681

347,681	CAFCO Funding LLC, Commercial Paper, 5.292%, due 3/21/07		347,681
208,609	Canadian Imperial Bank of Commerce, Eurodollar Term, 5.29%, due 2/28/07		208,609
208,609	Citigroup, Eurodollar Term, 5.305%, due 3/5/07		208,609
347,681	Compass Securitization, Commercial Paper, 5.284%, due 2/12/07		347,681
347,681	Deutsche Bank, Eurodollar Overnight, 5.285%, due 2/2/07		347,681
347,681	Fairway Finance, Commercial Paper, 5.287%, due 2/16/07		347,681
347,681	HBOS Halifax Bank of Scotland, Eurodollar Term, 5.305%, due 3/14/07		347,681
347,681	Jupiter Securitization Corp., Commercial Paper, 5.287%, due 2/20/07		347,681
173,841	Merrimac Cash Fund - Premium Class, Money Market Fund		173,841
114,372	Morgan Stanley Dean Witter & Co., Repurchase Agreement, 5.303%, due 2/1/07		114,372
347,681	Old Line Funding LLC, Commercial Paper, 5.285%, due 2/12/07		347,681
347,681	Ranger Funding, Commercial Paper, 5.287%, due 2/8/07		347,681
347,681	Regions Bank, Eurodollar Term, 5.30%, due 4/23/07		347,681
347,681	Royal Bank of Canada, Eurodollar Term, 5.31%, due 2/15/07		347,681
347,681	Sheffield Receivables Corp., Commercial Paper, 5.272%, due 2/2/07		347,681
347,681	Societe Generale, Eurodollar Overnight, 5.28%, due 2/5/07		347,681
347,681	Three Pillars Funding LLC, Commercial Paper, 5.293%, due 2/1/07		347,681
347,682	UBS AG, Eurodollar Term, 5.28%, due 3/23/07		347,682
	TOTAL INVESTMENTS OF SECURITY LENDING COLLATERAL (Cost $6,268,328)		6,268,328

TOTAL INVESTMENTS (Cost $670,548,324) (3)		100.6%	$992,593,747
LIABILITIES IN EXCESS OF OTHER ASSETS		(0.6)	(6,237,335)
NET ASSETS		100.0%	$986,356,412

*	Percentages indicated are based on net assets.
(1)	Non-income producing security.
(2)	Securities or partial securities on loan. See Note 1.
(3)	Aggregate cost for federal tax purposes was $671,379,132.
Abbreviations:
ADR —	American Depositary Receipt
SBA —	Small Business Administration

See Notes to Schedules of Investments.

THE GLENMEDE FUND, INC.

Philadelphia International Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

January 31, 2007 — (Unaudited)

Shares		Value
COMMON STOCKS — 96.1% *
	United Kingdom — 18.1%
121,874	AstraZeneca PLC	$6,823,161
392,955	Aviva PLC	6,357,397
825,243	BP Amoco PLC	8,728,499
550,449	Cattles PLC	4,746,286
456,368	Centrica PLC	3,341,738
263,935	Emap PLC	4,170,855
309,568	GlaxoSmithKline PLC	8,358,874
299,169	HBOS PLC	6,547,321
744,586	Prudential PLC	10,080,336
679,318	Rexam PLC	7,201,230
135,864	Rio Tinto PLC	7,333,507
264,329	Royal Bank of Scotland Group PLC	10,647,952
138,070	Travis Perkins PLC	5,418,879
2,611,243	Vodafone Group PLC	7,640,846
		97,396,881
	Japan — 15.6%
106,300	Daito Trust Construction Co., Ltd.	5,104,997
200,200	FamilyMart Co., Ltd.	5,204,849
24,100	Funai Electric Co., Ltd.	2,199,635
363,000	Kuraray Co., Ltd.	4,384,983
268,000	Mitsubishi Corp.	5,447,257
141,000	Nitto Denko Corp.	6,939,901
329,000	OKUMA Corp.	3,776,368
298,000	Onward Kashiyama Company Ltd.	3,982,926
25,830	ORIX Corp.	7,454,544
351,000	Ricoh Company, Ltd.	7,686,267
284,100	Sega Sammy Holdings, Inc.	7,342,052
1,041,900	Sumitomo Chemical Co., Ltd.	8,071,916
91,000	Takeda Pharmaceutical Co., Ltd.	5,952,886
82,100	TIS, Inc.	1,790,991
134,300	Toyota Motor Corp.	8,839,860
		84,179,432
	France — 14.0%
61,151	Assurances Generales De France	10,029,863
210,460	Axa	8,924,950
55,040	BNP Paribas	6,164,331
59,780	Casino Guichard Perrachon	5,210,218
91,579	Compagnie de Saint-Gobain	8,681,686
217,361	France Telecom SA	6,042,545
39,109	LaFarge SA, ADR	6,008,454
83,617	Sanofi-Aventis	7,368,648

31,612	Societe BIC SA	2,138,891
116,866	Total SA	7,943,553
150,216	Valeo SA	6,871,239
		75,384,378
	Germany — 11.7%
54,077	Allianz AG	10,832,034
77,210	BASF AG	7,464,076
104,215	Bayerische Motoren Werke AG	6,389,167
66,725	Continental AG	8,118,276
62,444	E.On AG	8,520,787
164,118	Hannover Rueckversicherung AG (1)	7,336,009
62,195	Metro AG	4,278,278
93,302	Siemens AG Reg.	10,359,501
		63,298,128
	Netherlands — 9.3%
103,899	Akzo Nobel N.V.	6,546,243
181,808	ING Groep N.V., Sponsored ADR	7,987,705
154,858	Koninklijke Philips Electronics NV	6,052,416
440,093	Reed Elsevier N.V.	7,724,016
263,149	Royal Dutch Shell PLC - Class A	8,923,900
153,309	TNT N.V.	6,939,465
219,670	Unilever N.V.	5,864,659
		50,038,404
	Ireland — 5.0%
246,380	Allied Irish Banks PLC	7,138,626
305,949	Bank of Ireland	6,854,281
208,001	CRH PLC	8,240,998
15,685	CRH PLC (London Exchange)	620,349
144,914	Irish Life & Permanent PLC	3,893,756
		26,748,010
	Sweden — 2.8%
290,200	Assa Abloy AB - Class B	6,384,293
2,145,000	Telefonaktiebolaget LM Ericsson	8,535,631
		14,919,924
	Denmark — 2.6%
189,400	H. Lundbeck AS	5,412,322
538,111	Nordea AB	8,513,012
		13,925,334
	Italy — 2.1%
130,563	ENI SPA	4,208,121
577,966	Mediaset SPA	6,990,446
		11,198,567
	Hong Kong — 2.0%
481,883	HSBC Holdings Plc	8,801,033
1,376,000	Techtronic Industries Co.	2,118,031
		10,919,064
	Spain — 1.7%
474,043	Banco Santander Central Hispano SA	9,014,343

	Switzerland — 1.6%
31,598	Zurich Financial Services AG	8,535,398

	Norway — 1.5%
214,085	Norsk Hydro ASA	6,974,162
36,367	Yara International ASA	973,223
		7,947,385
	Singapore — 1.4%
3,337,550	Singapore Telecommunications, Ltd.	7,625,310

	Canada — 1.4%
45,252	Alcan, Inc.	2,306,821
287,866	Talisman Energy, Inc.	5,070,923
		7,377,744
	Australia — 1.3%
1,179,000	Telstra Corp., Ltd.	3,897,282
1,398,765	Telstra Corp., Ltd. (1)	3,041,391
		6,938,673
	Finland — 1.2%
305,000	Nokia	6,746,053

	Greece — 1.2%
230,500	Public Power Corp.	6,678,700

	South Korea — 1.0%
8,800	Samsung Electronics	5,449,448

	Israel — 0.4%
54,832	Teva Pharmaceutical Industries, Ltd., Sponsored ADR (2)	1,924,603

	China — 0.2%
1,485,000	Aluminum Corp. of China, Ltd.	1,327,710

	TOTAL COMMON STOCKS
	(Cost $344,986,429)	517,573,489

Face Amount
REPURCHASE AGREEMENT — 3.8%
20,215,242	With Investors Bank & Trust Co., dated 01/31/07, 4.75%, principal and interest in the amount of $20,217,909, due 02/01/07, (collateralized by SBA securities, with a par value of $19,827,733, coupon rates of 8.375% to 9.125%, due 01/25/14 to 06/25/27, market value of $21,226,004,	20,215,242
	TOTAL REPURCHASE AGREEMENT
	(Cost $20,215,242)	20,215,242

INVESTMENTS OF SECURITY LENDING COLLATERAL — 0.1%
28,442	Bank of America, Bank Note, 5.32%, due 2/16/07		28,442
28,442	Barton Capital LLC, Commercial Paper, 5.282%, due 2/13/07		28,442
28,442	CAFCO Funding LLC, Commercial Paper, 5.292%, due 3/21/07		28,442
17,065	Canadian Imperial Bank of Commerce, Eurodollar Term, 5.29%, due 2/28/07		17,065
17,065	Citigroup, Eurodollar Term, 5.305%, due 3/5/07		17,065
28,442	Compass Securitization, Commercial Paper, 5.284%, due 2/12/07		28,442
28,442	Deutsche Bank, Eurodollar Overnight, 5.285%, due 2/2/07		28,442
28,442	Fairway Finance, Commercial Paper, 5.287%, due 2/16/07		28,442
28,442	HBOS Halifax Bank of Scotland, Eurodollar Term, 5.305%, due 3/14/07		28,442
28,442	Jupiter Securitization Corp., Commercial Paper, 5.287%, due 2/20/07		28,442
14,221	Merrimac Cash Fund - Premium Class, Money Market Fund		14,221
9,356	Morgan Stanley Dean Witter & Co., Repurchase Agreement, 5.303%, due 2/1/07		9,356
28,442	Old Line Funding LLC, Commercial Paper, 5.285%, due 2/12/07		28,442
28,442	Ranger Funding, Commercial Paper, 5.287%, due 2/8/07		28,442
28,442	Regions Bank, Eurodollar Term, 5.30%, due 4/23/07		28,442
28,442	Royal Bank of Canada, Eurodollar Term, 5.31%, due 2/15/07		28,442
28,442	Sheffield Receivables Corp., Commercial Paper, 5.272%, due 2/2/07		28,442
28,442	Societe Generale, Eurodollar Overnight, 5.28%, due 2/5/07		28,442
28,442	Three Pillars Funding LLC, Commercial Paper, 5.293%, due 2/1/07		28,442
28,447	UBS AG, Eurodollar Term, 5.28%, due 3/23/07		28,447
	TOTAL INVESTMENTS OF SECURITY LENDING COLLATERAL
	(Cost $512,784)		512,784

TOTAL INVESTMENTS
(Cost $365,714,455) (3)		100.0%	$538,301,515
OTHER ASSETS IN EXCESS OF LIABILITIES		0.0	247,720
NET ASSETS		100.0%	$538,549,235

*              Percentages indicated are based on net assets.

(1)           Non-income producing security.

(2)           Securities or partial securities on loan. See Note 1.

(3)           Aggregate cost for federal tax purposes was $367,020,913.

Abbreviations:

ADR — American Depositary Receipt

SBA —  Small Business Administration

See Notes to Schedules of Investments.

THE GLENMEDE FUND, INC.

U.S. Emerging Growth Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

January 31, 2007 — (Unaudited)

Shares		Value
COMMON STOCKS — 97.7% *
	Aerospace & Defense — 1.6%
4,845	Ceradyne, Inc. (1)	$262,018
8,240	Teledyne Technologies, Inc. (1)	314,356
		576,374
	Air Freight & Logistics — 2.4%
26,080	ABX Air, Inc. (1)	178,126
14,750	HUB Group, Inc. - Class A (1)	440,435
8,763	Pacer International, Inc.	273,055
		891,616
	Biotechnology — 1.5%
22,320	Trimeris, Inc. (1)(2)	300,427
4,740	United Therapeutics Corp. (1)(2)	254,064
		554,491
	Building Products — 2.8%
9,485	American Woodmark Corp. (2)	426,446
5,835	NCI Building Systems, Inc. (1)	332,128
8,400	PW Eagle, Inc. (2)	277,032
		1,035,606
	Capital Markets — 2.4%
3,809	GFI Group, Inc. (1)(2)	243,700
5,989	Greenhill & Co., Inc. (2)	448,756
15,710	TradeStation Group, Inc. (1)(2)	200,460
		892,916
	Commercial Banks — 1.0%
5,444	Preferred Bank	355,929

	Commercial Services & Supplies — 5.0%
10,333	Administaff, Inc. (2)	423,033
6,735	Consolidated Graphics, Inc. (1)	417,570
16,062	Healthcare Services Group, Inc.	464,513
10,275	Knoll, Inc.	225,947
14,839	Labor Ready, Inc. (1)	278,676
		1,809,739
	Communications Equipment — 4.5%
20,957	Arris Group, Inc. (1)	298,009
12,600	Commscope, Inc. (1)(2)	407,106
5,325	InterDigital Communications Corp. (1)	184,724
16,158	NETGEAR, Inc. (1)	416,068
26,255	Packeteer, Inc. (1)	351,817
		1,657,724
	Computers & Peripherals — 2.1%
15,255	Emulex Corp. (1)	270,776

9,070	Rackable Systems, Inc. (1)(2)	173,237
12,535	Synaptics, Inc. (1)(2)	339,197
		783,210
	Consumer Finance — 2.0%
4,645	Cash America International, Inc.	198,388
14,140	First Cash Financial Services, Inc. (1)	332,007
4,569	World Acceptance Corp. (1)	201,082
		731,477
	Diversified Financial Services — 0.8%
8,635	Asta Funding, Inc. (2)	278,220

	Diversified Telecommunication Services — 0.8%
18,475	General Communication - Class A (1)	285,623

	Electrical Equipment — 1.8%
8,480	General Cable Corp. (1)	365,742
5,820	Regal Beloit	292,862
		658,604
	Electronic Equipment & Instruments — 4.5%
6,440	Itron, Inc. (1)(2)	371,202
9,638	Littelfuse, Inc. (1)	302,537
14,755	Plexus Corp. (1)	247,884
5,065	Rogers Corp. (1)	261,759
10,480	ScanSource, Inc. (1)	307,483
13,665	TTM Technologies, Inc. (1)	146,352
		1,637,217
	Energy Equipment & Services — 6.6%
8,018	Basic Energy Services Inc. (1)	190,107
44,245	Grey Wolf, Inc. (1)	302,193
3,483	Lufkin Industries, Inc.	208,458
10,245	NATCO Group, Inc.-Class A (1)	356,116
11,574	Oil States International, Inc. (1)	333,563
23,203	Pioneer Drilling Co. (1)	293,982
25,153	RPC, Inc. (2)	447,723
5,900	W-H Energy Services, Inc. (1)	267,742
		2,399,884
	Food & Staples Retailing — 1.4%
7,745	Longs Drug Stores Corp.	333,035
3,590	Pantry (The), Inc. (1)	175,228
		508,263
	Health Care Equipment & Supplies — 4.8%
4,135	Arthrocare Corp. (1)(2)	152,581
13,953	Greatbatch, Inc. (1)	410,079
8,749	ICU Medical, Inc. (1)	345,148
9,975	Neurometrix, Inc. (1)(2)	132,668
5,615	Palomar Medical Technologies, Inc. (1)(2)	279,402
6,755	Zoll Medical Corp. (1)	423,674
		1,743,552
	Health Care Providers & Services — 4.0%
10,130	AMN Healthcare Services, Inc. (1)	262,164
11,565	Centene Corp. (1)(2)	288,200
10,000	Healthspring, Inc. (1)	196,700

15,075	MedCath Corp. (1)	431,748
8,685	Molina Healthcare, Inc. (1)	267,759
		1,446,571
	Health Care Technology — 1.4%
9,288	Omnicell, Inc. (1)	192,447
9,505	Vital Images, Inc. (1)	318,893
		511,340
	Hotels, Restaurants & Leisure — 3.7%
5,215	Buffalo Wild Wings, Inc. (1)	265,339
7,000	CEC Entertainment, Inc. (1)	296,030
3,306	Chipoltle Mexican Grill - Class A (1)(2)	196,443
10,398	CKE Restaurants, Inc.	205,568
17,218	Ruth’s Chris Steak House (1)	369,843
		1,333,223
	Household Durables — 1.9%
14,589	Tempur-Pedic International, Inc. (1)(2)	347,218
10,055	Yankee Candle Co., Inc.	348,205
		695,423
	Insurance — 0.7%
5,080	Navigators Group, Inc. (1)	242,773

	Internet & Catalog Retail — 1.6%
9,490	Netflix, Inc. (1)(2)	216,372
8,760	Priceline.com, Inc. (1)(2)	373,351
		589,723
	Internet Software & Services — 1.8%
8,115	Digital River, Inc. (1)	415,326
8,520	Travelzoo, Inc. (1)(2)	260,371
		675,697
	IT Services — 1.9%
15,283	CSG Systems International, Inc. (1)	383,298
21,870	SYKES Enterprises, Inc. (1)	319,521
		702,819
	Life Sciences Tools & Services — 3.6%
34,835	Albany Molecular Research, Inc. (1)	354,620
6,335	Illumina, Inc. (1)(2)	258,785
12,200	Molecular Devices Corp. (1)	429,196
8,815	Parexel International Corp. (1)	288,691
		1,331,292
	Machinery — 4.8%
3,335	Actuant Corp. - Class A	166,050
6,531	Freightcar America, Inc.	379,516
4,165	Middleby Corp. (The) (1)(2)	465,564
9,810	Navistar International Corp. (1)	433,994
6,045	Nordson Corp.	312,647
		1,757,771
	Marine — 0.9%
10,870	Horizon Lines, Inc.-Class A	323,383

	Media — 0.6%
4,311	Arbitron, Inc.	199,901
630	Gemstar-TV Guide International, Inc. (1)	2,545
		202,446

	Metals & Mining — 0.7%
6,277	Quanex Corp.	245,996

	Oil, Gas & Consumable Fuels — 0.9%
4,535	Giant Industries, Inc. (1)	339,535

	Pharmaceuticals — 3.9%
7,025	Adams Respiratory Therapeutics, Inc. (1)(2)	315,071
4,640	Medicines Co. (1)	142,077
16,595	Pozen, Inc. (1)	280,621
13,750	Sciele Pharma, Inc. (1)(2)	326,563
22,114	Viropharma, Inc. (1)	376,601
		1,440,933
	REIT — 0.8%
7,525	Tanger Factory Outlet Centers REIT	305,515

	Semiconductors & Semiconductor Equipment — 4.2%
15,341	Advanced Energy Industries, Inc. (1)	265,860
7,960	Diodes, Inc. (1)	291,893
9,380	Eagle Test Systems, Inc. (1)	135,729
11,255	Intevac, Inc. (1)	248,848
27,823	RF Micro Devices, Inc. (1)(2)	214,794
30,058	Silicon Image, Inc. (1)	363,401
		1,520,525
	Software — 2.9%
20,995	Informatica Corp. (1)	263,697
6,872	Macrovision Corp. (1)	169,945
3,885	MicroStrategy, Inc. - Class A (1)(2)	471,717
4,580	THQ, Inc. (1)(2)	138,774
		1,044,133
	Specialty Retail — 6.2%
11,420	Aeropostale, Inc. (1)	410,435
12,637	Charlotte Russe Holding, Inc. (1)	386,060
11,838	Dress Barn, Inc. (1)	266,000
3,664	Guess ?, Inc. (1)	264,211
5,980	Gymboree Corp. (The) (1)	258,874
9,090	Jos. A. Bank Clothiers, Inc. (1)(2)	281,426
8,428	Select Comfort Corp. (1)(2)	155,412
6,596	Tween Brands, Inc. (1)(2)	225,517
		2,247,935
	Textiles, Apparel & Luxury Goods — 4.8%
6,135	Crocs, Inc. (1)(2)	308,836
5,255	Deckers Outdoor Corp. (1)(2)	306,419
5,801	K-Swiss, Inc. - Class A	183,428
14,815	Maidenform Brands, Inc. (1)	296,596
7,705	Phillips-Van Heusen Corp.	424,931
7,340	Steven Madden, Ltd.	218,145
		1,738,355

	Trading Companies & Distributors — 0.4%
5,500	Applied Industrial Techologies, Inc.	134,750

	TOTAL COMMON STOCKS
	(Cost $30,265,592)	35,630,583

Face
Amount
REPURCHASE AGREEMENT — 0.7%
233,306	With Investors Bank & Trust Co., dated 01/31/07, 4.75%, principal and interest in the amount of $233,337, due 02/01/07, (collateralized by FNMA #535223 with a par value of $244,614, coupon rate of 6.782%, due 03/01/29, market value of $244,971)	233,306
	TOTAL REPURCHASE AGREEMENT
	(Cost $233,306)	233,306

INVESTMENTS OF SECURITY LENDING COLLATERAL — 26.8%
541,463	Bank of America, Bank Note, 5.32%, due 2/16/07	541,463
541,463	Barton Capital LLC, Commercial Paper, 5.282%, due 2/13/07	541,463
541,463	CAFCO Funding LLC, Commercial Paper, 5.292%, due 3/21/07	541,463
324,878	Canadian Imperial Bank of Commerce, Eurodollar Term, 5.29%, due 2/28/07	324,878
324,878	Citigroup, Eurodollar Term, 5.305%, due 3/5/07	324,878
541,463	Compass Securitization, Commercial Paper, 5.284%, due 2/12/07	541,463
541,463	Deutsche Bank, Eurodollar Overnight, 5.285%, due 2/2/07	541,463
541,463	Fairway Finance, Commercial Paper, 5.287%, due 2/16/07	541,463
541,463	HBOS Halifax Bank of Scotland, Eurodollar Term, 5.305%, due 3/14/07	541,463
541,463	Jupiter Securitization Corp., Commercial Paper, 5.287%, due 2/20/07	541,463
270,732	Merrimac Cash Fund - Premium Class, Money Market Fund	270,732
178,118	Morgan Stanley Dean Witter & Co., Repurchase Agreement, 5.303%, due 2/1/07	178,118
541,463	Old Line Funding LLC, Commercial Paper, 5.285%, due 2/12/07	541,463
541,463	Ranger Funding, Commercial Paper, 5.287%, due 2/8/07	541,463
541,463	Regions Bank, Eurodollar Term, 5.30%, due 4/23/07	541,463
541,463	Royal Bank of Canada, Eurodollar Term, 5.31%, due 2/15/07	541,463
541,463	Sheffield Receivables Corp., Commercial Paper, 5.272%, due 2/2/07	541,463
541,463	Societe Generale, Eurodollar Overnight, 5.28%, due 2/5/07	541,463
541,463	Three Pillars Funding LLC, Commercial Paper, 5.293%, due 2/1/07	541,463
541,469	UBS AG, Eurodollar Term, 5.28%, due 3/23/07	541,469
	TOTAL INVESTMENTS OF SECURITY LENDING COLLATERAL
	(Cost $9,762,020)	9,762,020

TOTAL INVESTMENTS
(Cost $40,260,918)(3)	125.2%	$45,625,909
LIABILITIES IN EXCESS OF OTHER ASSETS	(25.2)	(9,170,535)
NET ASSETS	100.0%	$36,455,374

*                      Percentages indicated are based on net assets.

(1)                   Non-income producing security.

(2)                   Securities or partial securities on loan. See Note 1.

(3)                   Aggregate cost for federal tax purposes was $40,298,880.

Abbreviations:

FNMA —      Federal National Mortgage Association

REIT —          Real Estate Investment Trust

See Notes to Schedules of Investments.

THE GLENMEDE FUND, INC.

Large Cap 100 Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

January 31, 2007 — (Unaudited)

Shares		Value
COMMON STOCKS — 117.3% *
	Aerospace & Defense — 3.5%
16,060	General Dynamics Corp.	$1,255,089
13,665	Lockheed Martin Corp.	1,328,101
16,475	United Technologies Corp.	1,120,629
		3,703,819
	Air Freight & Logistics — 1.0%
9,195	FedEx Corp.	1,015,128

	Automobiles — 0.9%
13,550	Harley-Davidson, Inc.	925,058

	Beverages — 1.0%
22,155	Coca-Cola Co. (The)	1,060,781

	Biotechnology — 1.1%
16,245	Amgen, Inc. (1)	1,143,161

	Capital Markets — 9.2%
10,890	Affiliated Managers Group, Inc. (1)(2)	1,213,146
27,370	American Capital Strategies, Ltd. (2)	1,331,550
7,100	Bear Stearns Cos., Inc.	1,170,435
5,600	Goldman Sachs Capital, Inc.	1,188,096
14,280	Lehman Brothers Holdings, Inc.	1,174,387
26,810	Mellon Financial Corp.	1,145,859
12,330	Merrill Lynch & Co., Inc.	1,153,595
14,430	Morgan Stanley	1,194,660
		9,571,728
	Chemicals — 1.2%
45,845	Celanese Corp. - Class A	1,203,431

	Commercial Banks — 1.1%
15,435	PNC Financial Services Group, Inc.	1,138,640

	Commercial Services & Supplies — 1.9%
15,370	Manpower, Inc.	1,120,934
22,635	Waste Management, Inc.	859,677
		1,980,611
	Communications Equipment — 2.3%
39,230	Avaya, Inc. (1)	503,321
55,715	Juniper Networks, Inc. (1)	1,009,556
44,325	Motorola, Inc.	879,851
		2,392,728

	Computers & Peripherals — 7.3%
11,990	Apple Computer, Inc. (1)	1,027,903
42,255	Dell, Inc. (1)	1,024,684
132,510	EMC Corp. (1)	1,853,815
42,620	Hewlett-Packard Co.	1,844,594
18,505	International Business Machines Corp.	1,834,771
		7,585,767
	Consumer Finance — 2.2%
24,525	First Marblehead Corp. (The) (2)	1,334,160
21,800	SLM Corp. (2)	1,001,928
		2,336,088
	Diversified Financial Services — 5.2%
22,715	Bank of America Corp.	1,194,355
2,110	Chicago Mercantile Exchange Holdings, Inc.	1,188,563
20,940	CIT Group, Inc.	1,234,622
10,640	Citigroup, Inc.	586,583
23,825	J.P. Morgan Chase & Co.	1,213,407
		5,417,530
	Diversified Telecommunication Services — 3.4%
33,115	AT&T, Inc.	1,246,117
24,945	CenturyTel, Inc.	1,118,534
20,700	Embarq Corp.	1,149,057
		3,513,708
	Electrical Equipment — 2.1%
11,085	Cooper Industries, Ltd. - Class A	1,013,058
26,565	Emerson Electric Co.	1,194,628
		2,207,686
	Electronic Equipment & Instruments — 1.0%
15,965	CDW Corp. (2)	1,024,474

	Energy Equipment & Services — 2.6%
36,395	BJ Services Co.	1,006,686
20,200	Cameron International Corp. (1)	1,060,500
15,490	Smith International, Inc.	614,643
		2,681,829
	Food & Staples Retailing — 3.3%
20,565	Costco Wholesale Corp.	1,155,342
42,200	Kroger Co. (The)	1,080,320
33,670	Safeway, Inc.	1,213,130
		3,448,792
	Food Products — 0.5%
14,460	Hormel Foods Corp.	548,034

	Gas Utilities — 2.0%
25,705	Energen Corp.	1,189,627
10,970	Questar Corp.	890,764
		2,080,391
	Health Care Equipment & Supplies — 1.1%
4,470	Alcon, Inc. (2)	526,387
8,100	Becton Dickinson & Co.	623,214
		1,149,601

	Health Care Providers & Services — 3.8%
19,755	Aetna, Inc.	832,871
9,880	CIGNA Corp.	1,308,112
17,840	UnitedHealth Group, Inc.	932,318
11,285	WellPoint, Inc. (1)	884,518
		3,957,819
	Hotels, Restaurants & Leisure — 1.1%
28,155	Darden Restaurants, Inc. (2)	1,101,987

	Household Durables — 0.8%
9,410	Whirlpool Corp. (2)	860,356

	Household Products — 1.1%
13,720	Energizer Holdings, Inc. (1)	1,169,356

	Independent Power Producers & Energy Traders — 1.8%
15,590	Constellation Energy Group, Inc.	1,131,055
14,360	TXU Corp.	776,589
		1,907,644
	Insurance — 3.2%
6,410	Hartford Financial Services Group, Inc.	608,373
16,230	Lincoln National Corp.	1,089,682
16,390	MBIA, Inc.	1,177,294
7,745	SAFECO Corp.	495,757
		3,371,106
	Internet Software & Services — 0.5%
1,000	Google, Inc. - Class A (1)	501,300

	Leisure Equipment & Products — 1.1%
41,575	Hasbro, Inc.	1,180,730

	Life Sciences Tools & Services — 1.1%
32,050	Applera Corp. - Applied Biosystems Group	1,114,058

	Machinery — 4.5%
8,845	Cummins, Inc.	1,190,183
15,200	Eaton Corp.	1,190,920
17,387	Paccar, Inc.	1,162,669
13,375	Parker Hannifin Corp.	1,106,915
		4,650,687
	Media — 1.2%
36,885	Disney (Walt) Co.	1,297,245

	Metals & Mining — 4.2%
21,150	Nucor Corp.	1,365,021
2,280	Rio Tinto PLC, Sponsored ADR	492,959
20,690	Southern Copper Corp. (2)	1,293,125
31,230	Steel Dynamics, Inc.	1,224,528
		4,375,633
	Multiline Retail — 4.0%
18,060	Dollar Tree Stores, Inc. (1)	568,168
15,300	Kohl’s Corp. (1)	1,084,923

24,676	Nordstrom, Inc.	1,374,700
6,440	Sears Holdings Corp. (1)	1,137,626
		4,165,417
	Multi-Utilities — 0.9%
19,695	PG&E Corp.	919,363

	Office Electronics — 1.0%
63,230	Xerox Corp. (1)	1,087,556

	Oil, Gas & Consumable Fuels — 7.4%
27,500	Anadarko Petroleum Corp.	1,203,125
12,059	ConocoPhillips	800,838
16,220	Devon Energy Corp.	1,136,860
13,200	Exxon Mobil Corp.	978,120
25,825	Hess Corp.	1,394,292
14,450	Marathon Oil Corp.	1,305,413
17,510	Valero Energy Corp.	950,443
		7,769,091
	Pharmaceuticals — 7.3%
18,440	Eli Lilly & Co.	997,973
21,500	Forest Laboratories, Inc. (1)(2)	1,206,365
15,245	Johnson & Johnson	1,018,366
53,415	King Pharmaceuticals, Inc. (1)	953,992
26,640	Merck & Co., Inc.	1,192,140
28,175	Mylan Laboratories	623,795
22,265	Pfizer, Inc.	584,234
21,115	Wyeth	1,043,292
		7,620,157
	REIT — 2.1%
21,510	Hospitality Properties Trust	1,049,688
21,805	iStar Financial, Inc.	1,093,521
		2,143,209
	Semiconductors & Semiconductor Equipment — 4.0%
58,435	Altera Corp. (1)	1,171,622
30,460	Analog Devices, Inc.	997,565
47,870	Intel Corp.	1,003,355
32,790	Texas Instruments, Inc.	1,022,720
		4,195,262
	Software — 2.2%
38,900	Microsoft Corp.	1,200,454
63,375	Oracle Corp. (1)	1,087,515
		2,287,969
	Specialty Retail — 5.3%
43,935	American Eagle Outfitters, Inc.	1,422,615
9,090	Autozone, Inc. (1)	1,141,977
30,345	Office Depot, Inc. (1)	1,134,600
25,000	Staples, Inc.	643,000
40,820	TJX Cos., Inc. (The)	1,207,047
		5,549,239
	Textiles, Apparel & Luxury Goods — 1.1%
11,225	Nike, Inc. - Class B	1,109,142

	Thrifts & Mortgage Finance — 1.5%
26,625	IndyMac Bancorp, Inc.	1,035,446
10,325	PMI Group, Inc. (The)	493,742
		1,529,188
	Tobacco — 2.2%
16,950	Carolina Group	1,161,753
17,575	Reynolds American, Inc.	1,133,588
		2,295,341
	TOTAL COMMON STOCKS
	(Cost $104,871,130)	122,287,840

Face
Amount
REPURCHASE AGREEMENT — 2.4%
2,533,853	With Investors Bank & Trust Co., dated 01/31/07, 4.75%, principal and interest in the amount of $2,534,187, due 02/01/07, (collateralized by FN #755106 with a par value of $669,300, coupon rate of 4.271%, due 05/01/34, market value of $663,444, GNMA #280413 with a par value of $642,202, coupon rate of 5.375%, due 06/20/30, market value of $650,056, SBA securities with a par value of $1,312,341, coupon rates of 6.375% to 8.125%, due 02/25/12 to 02/25/20, market value of $1,347,046)	2,533,853
	TOTAL REPURCHASE AGREEMENT
	(Cost $2,533,853)	2,533,853

INVESTMENTS OF SECURITY LENDING COLLATERAL — 8.8%
506,755	Bank of America, Bank Note, 5.32%, due 2/16/07	506,755
506,755	Barton Capital LLC, Commercial Paper, 5.282%, due 2/13/07	506,755
506,755	CAFCO Funding LLC, Commercial Paper, 5.292%, due 3/21/07	506,755
304,053	Canadian Imperial Bank of Commerce, Eurodollar Term, 5.29%, due 2/28/07	304,053
304,053	Citigroup, Eurodollar Term, 5.305%, due 3/5/07	304,053
506,755	Compass Securitization, Commercial Paper, 5.284%, due 2/12/07	506,755
506,755	Deutsche Bank, Eurodollar Overnight, 5.285%, due 2/2/07	506,755
506,755	Fairway Finance, Commercial Paper, 5.287%, due 2/16/07	506,755
506,755	HBOS Halifax Bank of Scotland, Eurodollar Term, 5.305%, due 3/14/07	506,755
506,755	Jupiter Securitization Corp., Commercial Paper, 5.287%, due 2/20/07	506,755
253,378	Merrimac Cash Fund - Premium Class, Money Market Fund	253,378
166,701	Morgan Stanley Dean Witter & Co., Repurchase Agreement, 5.303%, due 2/1/07	166,701
506,755	Old Line Funding LLC, Commercial Paper, 5.285%, due 2/12/07	506,755
506,755	Ranger Funding, Commercial Paper, 5.287%, due 2/8/07	506,755
506,755	Regions Bank, Eurodollar Term, 5.30%, due 4/23/07	506,755

506,755	Royal Bank of Canada, Eurodollar Term, 5.31%, due 2/15/07		506,755
506,755	Sheffield Receivables Corp., Commercial Paper, 5.272%, due 2/2/07		506,755
506,755	Societe Generale, Eurodollar Overnight, 5.28%, due 2/5/07		506,755
506,755	Three Pillars Funding LLC, Commercial Paper, 5.293%, due 2/1/07		506,755
506,759	UBS AG, Eurodollar Term, 5.28%, due 3/23/07		506,759
	TOTAL INVESTMENTS OF SECURITY LENDING COLLATERAL
	(Cost $9,136,269)		9,136,269

TOTAL INVESTMENTS
(Cost $116,541,252) (3)		128.5%	$133,957,962
LIABILITIES IN EXCESS OF OTHER ASSETS		(28.5)	(29,686,708)
NET ASSETS		100.0%	$104,271,254

*                                                                 Percentages indicated are based on net assets.

(1)                                                          Non-income producing security.

(2)                                                          Securities or partial securities on loan. See Note 1.

(3)                                                          Aggregate cost for federal tax purposes was $116,533,680.

Abbreviations:

ADR —                             American Depositary Receipt

FN —                                        Federal National Mortgage Association

GNMA —                 Government National Mortgage Association

REIT —                             Real Estate Investment Trust

SBA —                               Small Business Administration

See Notes to Schedules of Investments.

THE GLENMEDE FUND, INC.

Large Cap Growth Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

January 31, 2007 — (Unaudited)

Shares		Value
COMMON STOCKS — 98.4% *
	Aerospace & Defense — 3.9%
8,555	Lockheed Martin Corp.	$831,460
11,000	United Technologies Corp.	748,220
		1,579,680
	Air Freight & Logistics — 0.7%
2,520	FedEx Corp.	278,208

	Beverages — 3.6%
15,560	Coca-Cola Co. (The)	745,013
22,435	Pepsi Bottling Group, Inc.	709,619
		1,454,632
	Biotechnology — 3.8%
9,500	Amgen, Inc. (1)	668,515
4,825	Biogen Idec, Inc. (1)	233,240
22,350	ImClone Systems, Inc. (1)	658,431
		1,560,186
	Capital Markets — 3.5%
3,950	Goldman Sachs Capital, Inc.	838,032
13,825	Mellon Financial Corp.	590,881
		1,428,913
	Commercial Services & Supplies — 1.7%
4,210	Dun & Bradstreet Corp. (1)	357,850
8,400	Robert Half International, Inc.	341,880
		699,730
	Communications Equipment — 1.6%
8,730	Harris Corp.	443,659
10,670	Motorola, Inc.	211,800
		655,459
	Computers & Peripherals — 10.0%
9,425	Apple Computer, Inc. (1)	808,005
24,900	Dell, Inc. (1)	603,825
43,470	EMC Corp. (1)	608,145
13,805	Hewlett-Packard Co.	597,480
8,755	International Business Machines Corp.	868,058
30,005	Western Digital Corp. (1)	588,098
		4,073,611
	Consumer Finance — 2.7%
20,002	First Marblehead Corp. (The)	1,088,109

	Electrical Equipment — 1.6%
14,250	Emerson Electric Co.	640,823

	Electronic Equipment & Instruments — 1.7%
10,920	CDW Corp.	700,736

	Energy Equipment & Services — 4.9%
18,000	BJ Services Co.	497,880
13,835	ENSCO International, Inc.	703,786
15,915	Tidewater, Inc.	820,737
		2,022,403
	Food & Staples Retailing — 3.1%
7,130	Costco Wholesale Corp.	400,563
25,360	CVS Corp.	853,364
		1,253,927
	Health Care Equipment & Supplies — 1.5%
8,020	Becton Dickinson & Co.	617,059

	Health Care Providers & Services — 5.0%
16,790	Aetna, Inc.	707,866
8,600	Express Scripts, Inc. (1)	597,872
4,150	Manor Care, Inc.	220,946
6,605	WellPoint, Inc. (1)	517,700
		2,044,384
	Health Care Technology — 0.7%
10,310	IMS Health, Inc.	297,547

	Hotels, Restaurants & Leisure — 0.7%
7,880	Darden Restaurants, Inc.	308,423

	Household Durables — 1.0%
575	NVR, Inc. (1)	398,199

	Household Products — 1.1%
5,200	Energizer Holdings, Inc. (1)	443,196

	Independent Power Producers & Energy Traders — 1.3%
9,815	TXU Corp.	530,795

	Internet Software & Services — 3.3%
1,565	Google, Inc. - Class A (1)	784,535
23,725	Verisign, Inc. (1)	567,028
		1,351,563
	Machinery — 4.6%
5,795	Cummins, Inc.	779,775
5,165	Danaher Corp.	382,520
8,790	Parker Hannifin Corp.	727,460
		1,889,755
	Media — 2.0%
12,690	Disney (Walt) Co.	446,307
3,440	Omnicom Group, Inc.	361,888
		808,195
	Metals & Mining — 3.8%
18,560	Alcoa, Inc.	599,488

15,360	Southern Copper Corp.	960,000
		1,559,488
	Multiline Retail — 4.6%
12,360	Family Dollar Stores, Inc.	400,464
9,630	J.C. Penney Co., Inc. (Holding Co.)	782,341
2,320	Kohl’s Corp. (1)	164,511
9,615	Nordstrom, Inc.	535,652
		1,882,968
	Pharmaceuticals — 6.6%
11,580	Eli Lilly & Co.	626,710
13,570	Forest Laboratories, Inc. (1)	761,413
15,100	Merck & Co., Inc.	675,725
13,235	Wyeth	653,941
		2,717,789
	Road & Rail — 0.5%
2,540	Burlington Northern Santa Fe Corp.	204,114

	Semiconductors & Semiconductor Equipment — 5.0%
36,305	Altera Corp. (1)	727,915
6,585	Kla-Tencor Corp.	324,180
7,515	Maxim Integrated Products, Inc.	231,462
24,515	Novellus Systems, Inc. (1)	755,797
		2,039,354
	Software — 3.0%
7,155	Autodesk, Inc. (1)	312,817
19,375	McAfee, Inc. (1)	566,913
19,900	Oracle Corp. (1)	341,484
		1,221,214
	Specialty Retail — 7.4%
18,937	American Eagle Outfitters, Inc.	613,180
6,470	Autozone, Inc. (1)	812,826
21,375	Circuit City Stores, Inc.	436,264
15,220	Office Depot, Inc. (1)	569,076
19,835	TJX Cos., Inc. (The)	586,521
		3,017,867
	Textiles, Apparel & Luxury Goods — 1.4%
3,880	Nike, Inc. - Class B	383,383
2,545	Polo Ralph Lauren Corp.	208,817
		592,200
	Tobacco — 2.1%
15,275	UST, Inc.	877,396

	TOTAL COMMON STOCKS
	(Cost $34,836,366)	40,237,923

Face
Amount
REPURCHASE AGREEMENT — 2.3%
923,199	With Investors Bank & Trust Co., dated 01/31/06, 4.75%, principal and interest in the amount of $923,320, due 02/01/07, (collateralized by FN #650957 with a par value of $951,872, coupon rate of 6.163%, due 10/01/31, market value of $969,358)		923,199
	TOTAL REPURCHASE AGREEMENT
	(Cost $923,199)		923,199

TOTAL INVESTMENTS
(Cost $35,759,565) (2)		100.7%	$41,161,122
LIABILITIES IN EXCESS OF OTHER ASSETS		(0.7)	(289,200)
NET ASSETS		100.0%	$40,871,922

*                                                                 Percentages indicated are based on net assets.

(1)                                                          Non-income producing security.

(2)                                                          Aggregate cost for federal tax purposes was $35,912,041.

Abbreviation:

FN —                                      Federal National Mortgage Association

See Notes to Schedules of Investments.

THE GLENMEDE FUND, INC.

Absolute Return Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

January 31, 2007 — (Unaudited)

Shares		Value
COMMON STOCKS — 96.9% *
	Aerospace & Defense — 3.5%
3,160	Lockheed Martin Corp. (1)	$307,120
3,670	Northrop Grumman Corp.(1)	260,350
4,535	Raytheon Co. (1)	235,366
4,430	United Technologies Corp.(1)	301,329
		1,104,165
	Air Freight & Logistics — 1.6%
1,820	FedEx Corp. (1)	200,928
9,870	Pacer International, Inc. (1)	307,549
		508,477
	Auto Components — 0.6%
2,145	Johnson Controls, Inc. (1)	198,327

	Capital Markets — 3.7%
1,240	Bear Stearns Cos., Inc. (1)	204,414
1,200	Goldman Sachs Capital, Inc. (1)	254,592
5,695	Knight Capital Group, Inc. - Class A (1)(2)	102,909
2,335	Lehman Brothers Holdings, Inc. (1)	192,030
1,895	Merrill Lynch & Co., Inc. (1)	177,296
2,985	Morgan Stanley (1)	247,128
		1,178,369
	Commercial Banks — 2.0%
6,565	KeyCorp (1)	250,586
7,750	Regions Financial Corp. (1)	281,015
3,220	Wells Fargo & Co. (1)	115,662
		647,263
	Commercial Services & Supplies — 3.5%
5,175	ABM Industries, Inc. (1)	133,722
4,150	Manpower, Inc. (1)	302,659
17,330	SAIC, Inc. (1)(2)	321,471
6,675	United Stationers, Inc. (1)(2)	340,158
		1,098,010
	Communications Equipment — 2.8%
18,380	Andrew Corp. (1)(2)	195,196
5,320	Commscope, Inc. (1)(2)	171,889
3,790	Harris Corp. (1)	192,608
7,060	Motorola, Inc. (1)	140,141
19,660	UTStarcom, Inc. (1)(2)	173,598
		873,432
	Computers & Peripherals — 3.8%
10,915	Dell, Inc. (1)(2)	264,689
6,060	Diebold, Inc. (1)	280,881
4,860	Hewlett-Packard Co. (1)	210,341
2,510	International Business Machines Corp. (1)	248,866
2,965	Lexmark International, Inc. (1)(2)	186,884
		1,191,661
	Construction & Engineering — 1.1%
3,935	Jacobs Engineering Group, Inc. (1)(2)	356,314

	Consumer Finance — 0.6%
3,770	First Marblehead Corp. (The) (1)	205,088

	Diversified Consumer Services — 0.7%
5,405	Regis Corp. (1)	225,875

	Diversified Financial Services — 1.3%
3,230	Bank of America Corp. (1)	169,833
4,905	J.P. Morgan Chase & Co. (1)	249,812
		419,645
	Diversified Telecommunication Services — 0.3%
2,395	CenturyTel, Inc. (1)	107,392

	Electronic Equipment & Instruments — 4.9%
16,570	Aeroflex, Inc. (1)(2)	198,177
6,450	Arrow Electronics, Inc. (1)(2)	227,362
8,970	Avnet, Inc. (1)(2)	278,518
9,640	Avx Corp. (1)	139,298
12,600	Jabil Circuit, Inc. (1)	302,274
9,960	Molex, Inc. (1)	292,724
5,670	Technitrol, Inc. (1)	124,853
		1,563,206
	Energy Equipment & Services — 3.5%
5,865	BJ Services Co. (1)	162,226
1,965	ENSCO International, Inc. (1)	99,960
5,725	Global Industries, Ltd. (1)(2)	77,116
4,620	Grant Prideco, Inc. (1)(2)	181,012
5,945	Halliburton Co. (1)	175,615
6,345	Oil States International, Inc. (1)(2)	182,863
4,575	Tidewater, Inc. (1)	235,933
		1,114,725
	Food & Staples Retailing — 3.7%
3,470	Costco Wholesale Corp. (1)	194,945
8,415	CVS Corp. (1)	283,165
11,025	Kroger Co. (The) (1)	282,240
7,970	Safeway, Inc. (1)	287,159
5,620	Spartan Stores, Inc. (1)	132,969
		1,180,478
	Food Products — 0.7%
6,800	Archer-Daniels-Midland Co. (1)	217,600

	Health Care Providers & Services — 1.3%
2,530	Aetna, Inc. (1)	106,665
2,020	McKesson Corp. (1)	112,615
3,535	UnitedHealth Group, Inc. (1)	184,739
		404,019
	Hotels, Restaurants & Leisure — 2.9%
9,600	Brinker International, Inc. (1)	302,880
6,915	Darden Restaurants, Inc. (1)	270,653
2,290	Marriott International, Inc.-Class A (1)	110,241
5,335	McDonald’s Corp. (1)	236,607
		920,381
	Household Durables — 0.8%
2,725	Whirlpool Corp. (1)	249,147

	Insurance — 4.6%
3,860	Allstate Corp. (1)	232,218
2,100	AMBAC Financial Group, Inc. (1)	185,010
5,515	American Financial Group, Inc. (1)	194,790

3,320	Chubb Corp. (1)	172,773
2,670	Hartford Financial Services Group, Inc. (1)	253,410
2,150	Prudential Financial, Inc. (1)	191,630
4,675	St. Paul Companies, Inc. (1)	237,724
		1,467,555
	Internet Software & Services — 0.8%
17,635	United Online, Inc. (1)	247,595

	IT Services — 4.8%
4,535	Computer Sciences Corp. (1)(2)	237,906
10,460	Convergys Corp. (1)(2)	272,378
11,525	Electronic Data Systems Corp. (1)	303,223
2,565	Mastercard, Inc. - Class A (1)	286,126
4,095	MoneyGram International, Inc. (1)	122,809
8,880	Sabre Holdings Corp. (1)	286,913
		1,509,355
	Leisure Equipment & Products — 0.8%
9,070	Hasbro, Inc. (1)	257,588

	Life Sciences Tools & Services — 1.4%
6,045	Applera Corp. - Applied Biosystems Group (1)	210,124
4,490	Varian, Inc. (1)(2)	240,260
		450,384
	Machinery — 3.3%
1,840	Cummins, Inc. (1)	247,590
3,240	Eaton Corp. (1)	253,854
4,285	Freightcar America, Inc. (1)	249,001
3,520	Parker Hannifin Corp. (1)	291,315
		1,041,760
	Media — 4.4%
7,885	CBS Corp. - Class B (1)	245,775
7,100	Disney (Walt) Co. (1)	249,707
2,615	Liberty Media Hold Corp. - Class A (1)(2)	267,515
2,285	Omnicom Group, Inc. (1)	240,382
3,375	Scholastic Corp. (1)(2)	119,306
12,785	Time Warner, Inc. (1)	279,608
		1,402,293
	Metals & Mining — 3.2%
7,735	Alcoa, Inc. (1)	249,841
3,170	Reliance Steel & Aluminum Co. (1)	131,999
8,105	Steel Dynamics, Inc. (1)	317,797
3,650	United States Steel Corp. (1)	304,739
		1,004,376
	Multiline Retail — 4.1%
3,070	Dollar Tree Stores, Inc. (1)(2)	96,582
4,055	Federated Department Stores (1)	168,242
2,515	J.C. Penney Co., Inc. (Holding Co.) (1)	204,319
4,570	Kohl’s Corp. (1)(2)	324,059
1,090	Sears Holdings Corp. (1)(2)	192,549
5,280	Target Corp. (1)	323,981
		1,309,732
	Multi-Utilities — 0.3%
2,180	PG&E Corp. (1)	101,762

	Office Electronics — 0.6%
11,265	Xerox Corp. (1)(2)	193,758

	Oil, Gas & Consumable Fuels — 5.9%
3,480	Chevron Corp. (1)	253,622
2,910	ConocoPhillips (1)	193,253
4,345	Exxon Mobil Corp. (1)	321,965
4,125	Hess Corp. (1)	222,709
2,700	Marathon Oil Corp. (1)	243,918
4,885	Tesoro Corp. (1)	402,475
4,475	Valero Energy Corp. (1)	242,903
		1,880,845
	Pharmaceuticals — 4.6%
4,655	Johnson & Johnson (1)	310,954
11,860	King Pharmaceuticals, Inc. (1)(2)	211,820
7,035	Merck & Co., Inc. (1)	314,816
11,735	Pfizer, Inc. (1)	307,926
9,140	Schering-Plough Corp. (1)	228,500
1,810	Wyeth (1)	89,432
		1,463,448
	REIT — 3.5%
1,480	Camden Property Trust (1)	116,032
6,500	Hospitality Properties Trust (1)	317,200
5,930	iStar Financial, Inc. (1)	297,390
3,280	Mack-Cali Realty Corp. (1)	182,499
4,625	Rayonier, Inc. (1)	199,800
		1,112,921
	Road & Rail — 1.3%
4,220	Arkansas Best Corp. (1)	161,288
4,380	Ryder System, Inc. (1)	238,885
		400,173
	Semiconductors & Semiconductor Equipment — 1.4%
5,980	Kla-Tencor Corp. (1)	294,395
13,530	Omnivision Technologies, Inc. (1)(2)	156,136
		450,531
	Software — 1.1%
10,295	Altiris, Inc. (1)(2)	336,955

	Specialty Retail — 2.9%
4,640	Best Buy Co., Inc. (1)	233,856
3,440	Group 1 Automotive, Inc. (1)	182,320
4,890	Office Depot, Inc. (1)(2)	182,837
10,460	TJX Cos., Inc. (The) (1)	309,302
		908,315
	Textiles, Apparel & Luxury Goods — 1.0%
3,085	Nike, Inc. - Class B (1)	304,829

	Thrifts & Mortgage Finance — 1.2%
6,485	Bankunited Financial Corp. - Class A (1)	178,921
3,930	PMI Group, Inc. (The) (1)	187,933
		366,854
	Tobacco — 0.4%
1,810	Carolina Group (1)	124,057

	Trading Companies & Distributors — 2.0%
12,045	Applied Industrial Techologies, Inc. (1)	295,103
4,375	WW Grainger, Inc. (1)	339,719
		634,822
	TOTAL COMMON STOCKS
	(Cost $29,107,610)	30,733,482

Face
Amount
REPURCHASE AGREEMENT — 3.3%
1,058,152

With Investors Bank & Trust Co., dated 01/31/07, 4.75%, principal and interest in the amount of $1,058,292, due 02/01/07, (collateralized by SBA securities with a par value of $590,168, coupon rates from 7.625% to 8.625%, with maturities from 02/25/14 to 10/25/28, market value of $627,652, FN securities with a par value of $163,087, coupon rates from 4.161% to 4.486%, maturities from 07/01/33 to 05/01/35, market value of $161,059, FH securities with a par value of $86,902, coupon rates from 4.473% to 4.616%, maturities from 04/01/33 to 08/01/35, market value of $86,711, GNMA securities with a par value of $122,771, coupon rates from 5.750% to 6.125%, maturities from 08/20/23 to 12/20/25, market value of $124,602, FHR #2950, with a par value of $111,747, coupon rate of 5.670%, maturity of 12/15/34, market value of $111,034)

		1,058,152
TOTAL REPURCHASE AGREEMENT
(Cost $1,058,152)		1,058,152

TOTAL LONG INVESTMENTS
(Cost $30,165,762)	100.2%	$31,791,634

Shares		Value
COMMON STOCKS SOLD SHORT — (66.9)% *
	Aerospace & Defense — (1.0)%
(7,815)	Ladish Co., Inc. (2)	(318,071)

	Biotechnology — (3.3)%
(5,570)	Alexion Pharmaceuticals, Inc. (2)	(231,545)
(4,837)	Amylin Pharmaceuticals, Inc. (2)	(187,579)
(5,585)	Celgene Corp. (2)	(299,803)
(9,415)	Keryx Biopharmaceuticals, Inc. (2)	(107,425)
(6,294)	Vertex Pharmaceuticals, Inc. (2)	(222,493)
		(1,048,845)
	Building Products — (0.7)%
(4,120)	USG Corp. (2)	(220,832)

	Capital Markets — (0.6)%
(6,560)	Calamos Asset Management, Inc. - Class A	(179,678)

	Chemicals — (1.6)%
(4,994)	Monsanto Co.	(275,119)
(4,245)	Scotts Miracle-Gro Co. (The) - Class A	(227,405)
		(502,524)
	Commercial Banks — (1.8)%
(8,107)	Boston Private Financial Holdings, Inc.	(234,454)
(3,660)	Signature Bank/New York, NY (2)	(121,183)
(4,577)	Wintrust Financial Corp.	(209,581)
		(565,218)
	Commercial Services — (0.9)%
(3,330)	Fluor Corp.	(275,058)

	Commercial Services & Supplies — (2.9)%
(4,815)	Brink’s Co. (The)	(299,252)
(10,050)	PHH Corp. (2)	(294,063)
(4,095)	Stericycle, Inc. (2)	(315,315)
		(908,630)

	Communications Equipment — (3.6)%
(4,550)	Blue Coat Systems, Inc. (2)	(113,796)
(16,200)	Comtech Group, Inc. (2)	(266,652)
(8,823)	Corning, Inc. (2)	(183,871)
(3,790)	F5 Networks, Inc. (2)	(270,758)
(8,015)	QUALCOMM, Inc.	(301,845)
		(1,136,922)
	Computers & Information — (0.9)%
(8,305)	Zebra Technologies Corp.-Class A (2)	(287,934)

	Computers & Peripherals — (1.0)%
(12,925)	Intermec, Inc. (2)	(310,588)

	Consumer Finance — (0.6)%
(7,452)	Nelnet, Inc. - Class A (2)	(206,197)

	Containers & Packaging — (1.1)%
(16,000)	Owens-IIlinois, Inc. (2)	(356,160)

	Diversified Financial Services — (1.6)%
(11,365)	Leucadia National Corp.	(310,946)
(5,906)	Nasdaq Stock Market, Inc. (2)	(201,277)
		(512,223)
	Electronic Equipment & Instruments — (1.7)%
(28,240)	Cogent, Inc. (2)	(297,932)
(10,510)	Cognex Corp.	(229,328)
		(527,260)
	Food & Staples Retailing — (1.9)%
(4,360)	Casey’s General Stores, Inc.	(111,267)
(7,674)	Performance Food Group, Co. (2)	(227,611)
(5,865)	Whole Foods Market, Inc.	(253,309)
		(592,187)
	Food Products — (0.8)%
(14,876)	Tyson Foods, Inc. - Class A	(264,049)

	Hotels, Restaurants & Leisure — (3.8)%
(6,550)	Boyd Gaming Corp.	(311,584)
(7,115)	Choice Hotels International, Inc.	(300,893)
(7,420)	Penn National Gaming, Inc. (2)	(325,144)
(8,870)	Scientific Games Corp. - Class A (2)	(275,325)
		(1,212,946)
	Household Durables — (1.0)%
(3,660)	Fortune Brands, Inc.	(306,415)

	Insurance — (1.8)%
(810)	Alleghany Corp. (2)	(290,393)
(13,965)	Conseco, Inc. (2)	(277,205)
		(567,598)
	Internet Software & Services — (1.8)%
(9,805)	J2 Global Communications, Inc. (2)	(259,636)
(10,575)	Yahoo!, Inc. (2)	(299,378)
		(559,014)

	IT Services — (2.2)%
(2,540)	DST Systems, Inc. (2)	(179,019)
(10,400)	eFunds Corp. (2)	(277,888)
(9,050)	Iron Mountain, Inc. (2)	(253,219)
		(710,126)
	Machinery — (2.2)%
(6,895)	Esco Technologies, Inc. (2)	(329,374)
(16,013)	Flow International Corp. (2)	(187,032)
(3,242)	Flowserve Corp. (2)	(172,053)
		(688,459)
	Marine — (1.0)%
(6,390)	Alexander & Baldwin, Inc.	(315,922)

	Media — (4.2)%
(5,730)	Arbitron, Inc.	(265,700)
(6,416)	Dow Jones & Co, Inc.	(241,947)
(4,059)	Lamar Advertising Co. (2)	(269,031)
(13,090)	Warner Music Group Corp.	(280,650)
(350)	Washington Post Co. (The)	(266,945)
		(1,324,273)
	Oil, Gas & Consumable Fuels — (7.5)%
(2,760)	Arena Resources, Inc. (2)	(117,604)
(5,377)	ATP Oil & Gas Corp. (2)	(223,576)
(8,469)	Bill Barrett Corp. (2)	(261,692)
(7,737)	Carrizo Oil & Gas, Inc. (2)	(222,052)
(6,278)	Cheniere Energy, Inc. (2)	(173,775)
(9,511)	CNX Gas Corp. (2)	(243,291)
(7,956)	Denbury Resources, Inc. (2)	(220,381)
(16,652)	El Paso Corp.	(258,439)
(8,205)	Energy Partners, Ltd. (2)	(177,720)
(11,527)	Parallel Petroleum Corp. (2)	(226,736)
(6,764)	Southwestern Energy Co. (2)	(260,143)
		(2,385,409)
	REIT — (3.2)%
(3,660)	Federal Realty Investment Trust	(341,917)
(5,470)	Host Marriott Corp.	(144,791)
(3,500)	Kilroy Realty Corp.	(303,940)
(386)	SL Green Realty Corp.	(56,580)
(5,417)	United Dominion Realty Trust	(177,623)
		(1,024,851)
	Road & Rail — (1.8)%
(6,155)	Dollar Thrifty Automotive Group (2)	(290,085)
(4,860)	Florida East Coast Industries	(294,516)
		(584,601)
	Semiconductors & Semiconductor Equipment — (1.1)%
(7,505)	Broadcom Corp.-Class A (2)	(239,560)
(3,415)	Microchip Technology, Inc.	(118,705)
		(358,265)
	Software — (2.5)%
(7,880)	Advent Software, Inc. (2)	(281,710)
(23,400)	Opsware, Inc. (2)	(187,200)
(7,736)	Quality Systems, Inc.	(328,239)
		(797,149)

	Specialty Retail — (3.8)%
(5,800)	A.C. Moore Arts & Crafts, Inc. (2)		(117,276)
(13,310)	Cache, Inc. (2)		(306,263)
(9,630)	O’Reilly Automotive, Inc. (2)		(336,183)
(3,085)	Tractor Supply Co. (2)		(155,268)
(12,125)	Urban Outfitters, Inc. (2)		(295,850)
			(1,210,840)
	Thrifts & Mortgage Finance — (1.4)%
(15,699)	Bankatlantic Bancorp, Inc. - Class A		(208,483)
(5,240)	MAF Bancorp, Inc.		(235,486)
			(443,969)
	Trading Companies & Distributors — (1.6)%
(5,213)	Fastenal Co.		(194,341)
(7,115)	GATX Corp.		(324,444)
			(518,785)

TOTAL SHORT INVESTMENTS (Proceeds $20,803,311)		(66.9)%	$(21,220,998)
TOTAL INVESTMENTS
(Cost $9,362,451) (3)		33.3%	$10,570,636
OTHER ASSETS IN EXCESS OF LIABILITIES		66.7%	21,160,940
NET ASSETS		100.0%	$31,731,576

*                                                                 Percentages indicated are based on net assets.

1                                                                  All or a portion of security pledged as collateral for securities sold short.

2                                                                  Non-income producing security.

3                                                                  Aggregate cost for federal tax purposes was $30,165,406.

Abbreviation:

FH —                                      Federal Home Loan Mortgage Corporation

FHR —                              Federal Home Loan Mortgage Corporation REMIC

FN —                                      Federal National Mortgage Association

GNMA —               Government National Mortgage Association

REIT —                           Real Estate Investment Trust

SBA —                             Small Business Administration

See Notes to Schedules of Investments.

THE GLENMEDE FUND, INC.

Total Market Long/Short Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

January 31, 2007 — (Unaudited)

Shares		Value
COMMON STOCKS — 127.1% *
	Aerospace & Defense — 2.0%
1,380	Lockheed Martin Corp. (1)	$134,122
1,575	United Technologies Corp. (1)	107,131
		241,253
	Air Freight & Logistics — 1.9%
1,140	FedEx Corp. (1)	125,856
3,315	Pacer International, Inc. (1)	103,295
		229,151
	Auto Components — 0.8%
1,040	Johnson Controls, Inc. (1)	96,158

	Biotechnology — 1.1%
1,830	Amgen, Inc. (1) (2)	128,777

	Capital Markets — 4.9%
285	Bear Stearns Cos., Inc. (1)	46,982
630	Goldman Sachs Capital, Inc. (1)	133,661
1,650	Lehman Brothers Holdings, Inc. (1)	135,696
1,420	Merrill Lynch & Co., Inc. (1)	132,855
1,575	Morgan Stanley (1)	130,394
		579,588

	Chemicals — 0.5%
2,330	Celanese Corp.-Class A (1)	61,162

	Commercial Banks — 2.1%
3,425	Regions Financial Corp. (1)	124,190
3,560	Wells Fargo & Co. (1)	127,875
		252,065
	Commercial Services & Supplies — 5.7%
6,820	Labor Ready, Inc. (1) (2)	128,080
1,660	Manpower, Inc. (1)	121,064
8,150	SAIC, Inc. (1) (2)	151,182
2,795	United Stationers, Inc. (1) (2)	142,433
3,540	Waste Management, Inc. (1)	134,449
		677,208
	Communications Equipment — 4.6%
7,980	Avaya, Inc. (1) (2)	102,383
4,645	Cisco Systems, Inc. (1) (2)	123,511
6,240	Motorola, Inc. (1)	123,864
2,225	Polycom, Inc. (1) (2)	74,804
14,360	UTStarcom, Inc. (1) (2)	126,799
		551,361
	Computers & Peripherals — 6.3%
4,950	Dell, Inc. (1) (2)	120,038
2,810	Diebold, Inc. (1)	130,244
3,085	Hewlett-Packard Co. (1)	133,519
1,330	International Business Machines Corp. (1)	131,870
1,735	Lexmark International, Inc. (1) (2)	109,357
6,970	QLogic Corp. (1) (2)	127,551
		752,579

	Consumer Finance — 1.0%
2,255	First Marblehead Corp. (The) (1)	122,672

	Diversified Consumer Services — 1.3%
3,565	Regis Corp. (1)	148,981

	Diversified Financial Services — 4.4%
2,360	Bank of America Corp. (1)	124,089
2,305	CIT Group, Inc. (1)	135,903
2,305	Citigroup, Inc. (1)	127,075
2,640	J.P. Morgan Chase & Co. (1)	134,455
		521,522
	Diversified Telecommunication Services — 3.1%
3,195	AT&T, Inc. (1)	120,228
2,960	CenturyTel, Inc. (1)	132,726
7,725	General Communication-Class A (1) (2)	119,429
		372,383
	Electronic Equipment & Instruments — 2.8%
1,770	Amphenol Corp. - Class A (1)	119,864
1,815	CDW Corp. (1)	116,469
3,395	Molex, Inc. (1)	99,779
		336,112
	Energy Equipment & Services — 3.7%
2,305	BJ Services Co. (1)	63,756
3,885	Halliburton Co. (1)	114,763
3,820	Oil States International, Inc. (1) (2)	110,092
605	Smith International, Inc. (1)	24,006
2,560	Tidewater, Inc. (1)	132,019
		444,636
	Food & Staples Retailing — 3.9%
3,740	CVS Corp. (1)	125,851
3,740	Safeway, Inc. (1)	134,752
6,260	Spartan Stores, Inc. (1)	148,112
1,285	Walgreen Co. (1)	58,211
		466,926
	Food Products — 1.0%
60	Seaboard Corp. (1)	115,620

	Health Care Providers & Services — 3.5%
950	CIGNA Corp. (1)	125,780
2,495	McKesson Corp. (1)	139,096
1,660	Medco Health Solutions, Inc. (1) (2)	98,289
1,060	Quest Diagnostics, Inc. (1)	55,629
		418,794
	Hotels, Restaurants & Leisure — 2.1%
3,195	Darden Restaurants, Inc. (1)	125,052
2,890	McDonald’s Corp. (1)	128,172
		253,224
	Household Durables — 1.2%
1,575	Whirlpool Corp. (1)	144,002

	Industrial — 1.4%
1,795	Jacobs Engineering Group, Inc. (1) (2)	162,537

	Insurance — 7.8%
1,930	Allstate Corp. (1)	116,109
1,010	Assurant, Inc. (1)	56,136
2,435	Chubb Corp. (1)	126,717
1,380	Hartford Financial Services Group, Inc. (1)	130,976
2,150	Metlife, Inc. (1)	133,558
1,480	Prudential Financial, Inc. (1)	131,912

1,815	SAFECO Corp. (1)	116,178
2,360	St. Paul Companies, Inc. (1)	120,006
		931,592
	Internet Software & Services — 1.0%
8,075	United Online, Inc. (1)	113,373

	IT Services — 4.5%
2,810	Computer Sciences Corp. (1) (2)	147,413
5,320	Convergys Corp. (1) (2)	138,533
4,610	Electronic Data Systems Corp. (1)	121,289
1,115	Mastercard, Inc.-Class A (1)	124,378
		531,613
	Leisure Equipment & Products — 1.1%
4,645	Hasbro, Inc. (1)	131,918

	Life Sciences Tools & Services — 1.0%
3,315	Applera Corp. - Applied Biosystems Group (1)	115,229

	Machinery — 6.2%
1,005	Cummins, Inc. (1)	135,233
1,660	Eaton Corp. (1)	130,061
2,400	Freightcar America, Inc. (1)	139,464
1,165	Kennametal, Inc. (1)	71,997
4,005	Mueller Industries, Inc. (1)	130,443
1,610	Parker Hannifin Corp. (1)	133,244
		740,442
	Media — 4.1%
7,890	Belo Corp.-Class A (1)	147,701
3,690	Disney (Walt) Co. (1)	129,777
1,225	Omnicom Group, Inc. (1)	128,870
2,155	Scholastic Corp. (1) (2)	76,179
		482,527
	Metals & Mining — 4.0%
4,255	Alcoa, Inc. (1)	137,437
3,305	Metal Management, Inc. (1)	135,637
3,270	Reliance Steel & Aluminum Co. (1)	136,163
1,830	Steel Dynamics, Inc. (1)	71,754
		480,991
	Multiline Retail — 4.6%
3,315	Federated Department Stores (1)	137,539
1,815	Kohl’s Corp. (1) (2)	128,702
810	Sears Holdings Corp. (1) (2)	143,087
2,205	Target Corp. (1)	135,299
		544,627
	Multi-Utilities — 2.2%
2,635	DTE Energy Co. (1)	122,185
3,090	PG&E Corp. (1)	144,241
		266,426
	Oil, Gas & Consumable Fuels — 5.4%
1,560	Chevron Corp. (1)	113,693
1,625	Exxon Mobil Corp. (1)	120,413
1,360	Marathon Oil Corp. (1)	122,862
1,905	Tesoro Corp. (1)	156,953
2,400	Valero Energy Corp. (1)	130,272
		644,193
	Personal Products — 0.7%
1,545	NBTY, Inc. (1) (2)	80,108

	Pharmaceuticals — 8.3%
2,435	Eli Lilly & Co. (1)	131,782

2,495	Forest Laboratories, Inc. (1) (2)	139,994
1,905	Johnson & Johnson (1)	127,254
7,915	King Pharmaceuticals, Inc. (1) (2)	141,362
2,955	Merck & Co., Inc. (1)	132,236
4,860	Pfizer, Inc. (1)	127,526
2,470	Schering-Plough Corp. (1)	61,750
2,475	Wyeth (1)	122,290
		984,194
	REIT — 2.0%
1,295	Camden Property Trust REIT (1)	101,528
2,640	Istar Financial, Inc. (1)	132,396
		233,924
	Semiconductors & Semiconductor Equipment — 2.4%
4,460	Intel Corp. (1)	93,482
2,820	Intersil Corp. - Class A (1)	66,439
2,525	Kla-Tencor Corp. (1)	124,306
		284,227
	Software — 1.0%
13,470	Tibco Software, Inc. (1) (2)	125,002

	Specialty Retail — 4.9%
1,965	American Eagle Outfitters, Inc. (1)	63,627
5,765	Foot Locker, Inc. (1)	129,367
3,195	Office Depot, Inc. (1) (2)	119,461
4,255	Ross Stores, Inc. (1)	137,819
4,415	TJX Cos., Inc. (The) (1)	130,552
		580,826
	Textiles, Apparel & Luxury Goods — 2.1%
2,605	Brown Shoe Co., Inc. (1)	141,582
1,480	Kellwood Co. (1)	48,544
595	Nike, Inc. - Class B (1)	58,792
		248,918
	Thrifts & Mortgage Finance — 1.2%
2,215	Federal Home Loan Mortgage Corp. (1)	143,820

	Tobacco — 1.2%
2,015	Carolina Group (1)	138,108

	Trading Companies & Distributors — 2.1%
4,770	Applied Industrial Techologies, Inc. (1)	116,865
1,770	WW Grainger, Inc. (1)	137,441
		254,306
	TOTAL COMMON STOCKS
	(Cost $14,814,979)	15,133,075

Face Amount		Value
REPURCHASE AGREEMENT — 8.4%
997,948

With Investors Bank & Trust Co., dated 1/31/07, 4.75%, principal and interest in the amount of $998,080 due 02/01/07, (collateralized by GNMA securities with a par value of $11,505, coupon rates from 5.375% - 6.125%, due from 07/25/10 - 05/20/34, market value of $112,776, SBA securities with a par value of $397,222, coupon rates from 6.875% - 9.375%, due from 07/25/10 - 03/25/29, market value of $418,900, FN securities with a par value of $63,317, coupon rates from 4.179% - 4.834%, due 03/01/33 - 07/01/35, market value of $62,968, FHR securities with a par value of $29,424, coupon rates from 5.670% - 5.870%, due from 01/15/28 - 05/15/36, market value of $29,704, FNR securities with a par value of $3,181, coupon rates of 5.820%, due from 10/25/32 - 12/25/33, market value of $3,198, FHS #239 F30 with a par value of $2,565, coupon rate of 5.620%, due 08/15/36, market value of $2,578, FHLMC #780809 with a par value of $10,799, coupon rate of 3.881%, due 09/01/33, market value of $10,594, FNMA #56223 with a par value of $401,786)

		997,948
TOTAL REPURCHASE AGREEMENT
(Cost $997,948)		997,948

TOTAL LONG INVESTMENTS
(Cost $15,812,927)	135.5%	$16,131,023

Shares		Value
COMMON STOCKS SOLD SHORT — (29.7)% *
	Aerospace & Defense — (0.1)%
(285)	Ladish Co., Inc. (1)	(11,600)

	Biotechnology — (1.4)%
(1,000)	Alexion Pharmaceuticals, Inc. (1)	(41,570)
(775)	Celgene Corp. (1)	(41,602)
(2,850)	Medarex, Inc. (1)	(38,390)
(1,115)	Vertex Pharmaceuticals, Inc. (1)	(39,415)
		(160,977)
	Building Products — (0.3)%
(745)	USG Corp. (1)	(39,932)

	Commercial Banks — (1.1)%
(1,365)	Signature Bank/New York, NY (1)	(45,195)
(1,630)	South Financial Group (The), Inc.	(42,119)
(865)	Wintrust Financial Corp.	(39,608)
		(126,922)
	Commercial Services & Supplies — (3.2)%
(655)	Brink’s Co. (The)	(40,708)
(2,105)	Cenveo, Inc. (1)	(49,215)
(850)	Corrections Corp. of America (1)	(41,412)
(705)	CoStar Group, Inc. (1)	(33,466)
(2,105)	Covanta Holding Corp. (1)	(49,804)
(1,490)	FTI Consulting, Inc. (1)	(40,841)
(1,570)	Mobile Mini, Inc. (1)	(41,746)
(1,455)	PHH Corp. (1)	(42,573)
(580)	Stericycle, Inc. (1)	(44,660)
		(384,425)
	Communications Equipment — (1.4)%
(1,830)	Adtran, Inc.	(40,553)
(1,740)	Blue Coat Systems, Inc. (1)	(43,517)
(2,475)	Comtech Group, Inc. (1)	(40,739)
(1,115)	QUALCOMM, Inc.	(41,991)
		(166,800)
	Computers & Peripherals — (0.4)%
(1,860)	Intermec, Inc. (1)	(44,696)

	Construction & Engineering — (0.4)%
(495)	Fluor Corp.	(40,887)

	Diversified Consumer Services — (0.5)%
(825)	Laureate Education, Inc. (1)	(49,781)
(115)	Weight Watchers International, Inc.	(6,214)
		(55,995)
	Diversified Financial Services — (0.3)%
(1,490)	Leucadia National Corp.	(40,766)

	Electrical Equipment — (0.3)%
(1,105)	Energy Conversion Devices, Inc. (1)	(38,067)

	Electronic Equipment & Instruments — (0.7)%
(3,835)	Cogent, Inc. (1)	(40,459)
(1,725)	Cognex Corp.	(37,640)
		(78,099)
	Food Products — (0.4)%
(2,465)	Tyson Foods, Inc. - Class A	(43,754)

	Health Care Providers & Services — (0.1)%
(495)	Matria Healthcare, Inc. (1)	(13,677)

	Hotels, Restaurants & Leisure — (2.7)%
(1,430)	Ameristar Casinos, Inc.	(43,644)
(1,335)	Bally Technologies, Inc. (1)	(25,619)
(1,000)	Boyd Gaming Corp.	(47,570)
(970)	Choice Hotels International, Inc.	(41,021)
(1,595)	Isle of Capri Casinos, Inc. (1)	(39,668)
(1,000)	Penn National Gaming, Inc. (1)	(43,820)
(1,365)	Scientific Games Corp. - Class A (1)	(42,370)
(1,890)	Sonic Corp. (1)	(41,977)
		(325,689)
	Household Durables — (0.4)%
(495)	Fortune Brands, Inc.	(41,441)

	Insurance — (0.7)%
(125)	Alleghany Corp. (1)	(44,814)
(2,105)	Conseco, Inc. (1)	(41,784)
		(86,598)
	Internet Software & Services — (1.9)%
(4,585)	CNET Networks, Inc. (1)	(41,953)
(620)	Equinix, Inc. (1)	(52,123)
(1,615)	J2 Global Communications, Inc. (1)	(42,765)
(1,830)	Websense, Inc. (1)	(39,620)
(1,740)	Yahoo!, Inc. (1)	(49,259)
		(225,720)
	IT Services — (1.5)%
(1,115)	CheckFree Corp. (1)	(46,194)
(670)	DST Systems, Inc. (1)	(47,222)
(1,405)	eFunds Corp. (1)	(37,542)
(1,490)	Iron Mountain, Inc. (1)	(41,690)
(255)	Wright Express Corp. (1)	(7,872)
		(180,520)
	Leisure Equipment & Products — (0.4)%
(4,350)	Smith & Wesson Holding Corp. (1)	(48,285)

	Machinery — (0.4)%
(1,000)	Esco Technologies, Inc. (1)	(47,770)

	Marine — (0.4)%
(1,000)	Alexander & Baldwin, Inc.	(49,440)

	Media — (0.7)%
(625)	Lamar Advertising Co. (1)	(41,425)
(60)	Washington Post Co. (The)	(45,762)
		(87,187)
	Metals & Mining — (0.4)%
(1,370)	Compass Minerals International, Inc.	(42,511)
(125)	RTI International Metals, Inc. (1)	(10,219)
		(52,730)
	Office Electronics — (0.3)%
(860)	Zebra Technologies Corp. - Class A (1)	(29,816)

	Oil, Gas & Consumable Fuels — (0.9)%
(1,000)	Arena Resources, Inc. (1)	(42,610)
(445)	Cheniere Energy, Inc. (1)	(12,318)
(1,260)	Goodrich Petroleum Corp. (1)	(46,015)
		(100,943)
	Pharmaceuticals — (0.3)%
(2,100)	MGI Pharma, Inc. (1)	(40,362)

	Real Estate Management & Development — (0.4)%
(1,200)	CB Richard Ellis Group, Inc. - Class A (1)	(45,132)

	REIT — (1.1)%
(805)	Equity Residential Properties Trust	(45,305)
(495)	Kilroy Realty Corp.	(42,986)
(455)	Macerich Co. (The)	(43,466)
		(131,757)
	Road & Rail — (0.7)%
(1,000)	Dollar Thrifty Automotive Group (1)	(47,130)
(610)	Florida East Coast Industries	(36,966)
		(84,096)
	Semiconductors & Semiconductor Equipment — (0.6)%
(1,860)	Microsemi Corp. (1)	(33,852)
(1,035)	Tessera Technologies, Inc. (1)	(39,578)
		(73,430)
	Software — (2.5)%
(1,060)	Adobe Systems, Inc. (1)	(41,202)
(1,240)	Advent Software, Inc. (1)	(44,330)
(680)	ANSYS, Inc. (1)	(33,925)
(1,400)	Blackboard, Inc. (1)	(40,880)
(1,240)	NAVTEQ Corp. (1)	(43,995)
(260)	Net 1 UEPS Technologies, Inc. (1)	(7,046)
(1,115)	Quality Systems, Inc.	(47,309)
(2,715)	Vasco Data Security International (1)	(39,911)
		(298,598)
	Specialty Retail — (1.8)%
(1,975)	A.C. Moore Arts & Crafts, Inc. (1)	(39,935)
(1,740)	Cache, Inc. (1)	(40,037)
(1,365)	O’Reilly Automotive, Inc. (1)	(47,652)
(890)	Tractor Supply Co. (1)	(44,794)
(1,860)	Urban Outfitters, Inc. (1)	(45,384)
		(217,802)
	Thrifts & Mortgage Finance — (0.6)%
(1,165)	Astoria Financial Corp.	(34,472)
(3,075)	Bankatlantic Bancorp, Inc. - Class A	(40,836)
		(75,308)
	Trading Companies & Distributors — (0.4)%
(1,000)	GATX Corp.	(45,600)

TOTAL SHORT INVESTMENTS
(Proceeds $3,483,234)		(3,534,821)
TOTAL INVESTMENTS
(Cost $12,329,693) (3)	105.8%	$12,596,202
OTHER ASSETS IN EXCESS OF LIABILITIES	(5.8)	(690,771)
NET ASSETS	100.0%	$11,905,431

*                                                                                        Percentages indicated are based on net assets.

(1)                                                                                 All or a portion of security pledged as collateral for securities sold short.

(2)                                                                                 Non-income producing security.

(3)                                                                                 Aggregate cost for federal tax purposes was $15,812,927.

Abbreviation:

FHLMC —                                    Federal Home Loan Mortgage Corporation

FHR —                                                       Federal Home Loan Mortgage Corporation REMIC

FN —                                                               Federal National Motgage Association

FNMA —                                         Federal National Motgage Association

FNR —                                                       Federal National Motgage Association REMIC

GNMA —                                        Government National Mortgage Association

REIT —                                                    Real Estate Investment Trust

SBA —                                                      Small Business Administration

See Notes to Schedules of Investments.

THE GLENMEDE FUND, INC.

Notes to Schedules of Investments (Unaudited)

1. Organization and Significant Accounting Policies

The Glenmede Fund, Inc. (the “Fund”) consists of thirteen portfolios: the Government Cash Portfolio, the Tax-Exempt Cash Portfolio, the Core Fixed Income Portfolio, the Strategic Equity Portfolio, the Small Cap Equity Portfolio, the Large Cap Value Portfolio, the International Portfolio, the Philadelphia International Fund, the U.S. Emerging Growth Portfolio, the Large Cap 100 Portfolio, the Large Cap Growth Portfolio, the Absolute Return Portfolio and the Total Market Long/Short Portfolio (each, a “Portfolio” and collectively, the “Portfolios”). The Fund was incorporated in the State of Maryland on June 30, 1988, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 (the “1940 Act”), as amended as an open-end management investment company. Since January 2, 1998, the Small Cap Equity Portfolio has consisted of two classes of shares: the Advisor Class and the Institutional Class. The Absolute Return Portfolio commenced operations on September 29, 2006. The Total Market Long/Short Portfolio commenced operations on December 21, 2006.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Portfolios in the preparation of their financial statements.

Valuation of Securities:  As permitted under Rule 2a-7 of the 1940 Act, securities held by the Government Cash and Tax-Exempt Cash Portfolios are valued by the “amortized cost” method of valuation, which approximates current value. Amortized cost valuation involves valuing an instrument at its cost initially and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the effect of fluctuating interest rates on the market value of the instrument.

Equity securities listed on a United States (“US”) securities exchange for which market quotations are readily available are valued at the last quoted sale price as of the close of the exchange’s regular trading hours on the day the valuation is made. Price information on listed securities is taken from the exchange where the securities are primarily traded. Securities traded on the NASDAQ System are valued at the NASDAQ Official Closing Price (“NOCP”). Unlisted equity securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at an amount that does not exceed the asked price and is not less than the bid price. Securities listed on a foreign exchange and unlisted foreign securities are valued at the last quoted sales price available before the time when assets are valued.

Bonds and other fixed-income securities are valued at the most recent quoted bid price or, when exchange valuations are used, at the latest quoted sale price on the day of valuation. If there is no such reported sale, the latest quoted bid price is used. In addition, bond and other fixed-income securities may be valued on the basis of prices provided by a pricing service or by using a matrix or formula, when the Portfolio’s investment advisor believes such prices reflect the fair market value of such securities. Debt securities purchased by non-money market Portfolios with remaining maturities of 60 days or less are valued at amortized cost. Securities with remaining maturities exceeding 60 days are valued at their market or fair value until the 61st day prior to maturity and are valued at amortized cost, thereafter.

When market quotations are not readily available or events occur that make established valuation methods unreliable, securities and other assets are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board of Directors of the Fund (the “Board”).

Repurchase Agreements:  Each Portfolio may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Portfolio to resell the obligation at an agreed-upon price and time, thereby determining the yield during the Portfolio’s holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Portfolio’s holding period. The value of the collateral at the time of execution must be at least equal to 102% of the total amount of the repurchase obligations, including interest. In the event of counterparty default, the Portfolio has the right to collect the collateral to offset losses incurred. There is potential loss to the Portfolio in the event the Portfolio is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Portfolio seeks to assert its rights. The Portfolio’s investment advisor, acting under the supervision of the Board, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Portfolio enters into repurchase agreements to evaluate potential risks.

Forward Foreign Currency Contracts:  The International Portfolio, Philadelphia International Fund and Absolute Return Portfolio may enter into forward foreign exchange contracts to hedge currency risk of securities denominated in a foreign currency. Forward foreign exchange contracts are valued at the forward rate and marked-to-market daily. The change in market value is recorded by the Portfolio as an unrealized gain or loss. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Portfolios could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. There were no contracts open as of January 31, 2007.

Foreign Currency Translation: The books and records of each Portfolio are maintained in US dollars. Foreign currencies, investments and other assets and liabilities are translated into US dollars at the exchange rates prevailing at the end of the period, and purchases and sales of investment securities, income and expenses are translated at exchange rates prevailing on the dates of such transactions. Unrealized gains and losses that result from changes in foreign currency exchange rates have been included in the unrealized gains (losses) on foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions and the difference between the amounts of interest and dividends recorded on the books of the Portfolio and the amount actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the purchase settlement date and subsequent sale trade date is included in realized gains and losses on investment transactions.

Foreign Securities: The Strategic Equity Portfolio, Small Cap Equity Portfolio, Large Cap Value Portfolio, U.S. Emerging Growth Portfolio, Large Cap 100 Portfolio, Large Cap Growth Portfolio, International Portfolio, Philadelphia International Fund, Absolute Return Portfolio and the Total Market Long/Short Portfolio may invest in foreign securities. Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of US companies and the US Government. These risks include valuation of currencies and future adverse political and economic developments. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable US companies and the US Government. This is particularly true with respect to emerging markets in developing countries.

Reverse Repurchase Agreements:  The Government Cash Portfolio, Core Fixed Income Portfolio, Absolute Return Portfolio and Total Market Long/Short Portfolio may enter into reverse repurchase agreements. Under the terms of a reverse repurchase agreement, the Portfolio sells a security subject to an obligation to repurchase the security from the buyer at a later date and price thereby determining the yield during the buyer’s holding period. The use of reverse repurchase agreements involves certain risks in that the securities acquired by a Portfolio with the proceeds of such an agreement may decline in value, although the Portfolio is obligated to repay the proceeds. In addition, the market value of the securities sold by a Portfolio may decline below the repurchase price to which the Portfolio remains committed. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the Portfolio’s use of the proceeds of the agreement may be restricted pending a determination by the party, or its trustee or receiver, whether to enforce the Portfolio’s obligation to repurchase the securities. In entering into reverse repurchase agreements, the Portfolio will maintain cash, US Government securities or other liquid high grade debt obligations at least equal in value to its obligations with respect to reverse repurchase agreements. Under normal circumstances, the Government Cash Portfolio, Core Fixed Income Portfolio, Absolute Return Portfolio and Total Market Long/Short Portfolio will not enter into reverse repurchase agreements if entering into such agreements would cause more than one-third of the value of their respective total assets to be subject to such agreements at the time of entering into such agreements. There were no open reverse repurchase agreements as of January 31, 2007.

Interest-Only Securities:  The Core Fixed Income Portfolio may invest in interest-only securities, which are the interest portions of “stripped” securities. The holders of interest-only securities receive the interest on the underlying security, but no principal payments. While the timing of the interest receipts is known, the amount of interest to be received is not known.

Principal-Only Securities:  The Core Fixed Income Portfolio may invest in principal-only securities, which are the principal portions of “stripped” securities. The holders of principal-only securities receive the principal on the underlying security, but no interest payments.

Collateralized Mortgage Obligations:  The Core Fixed Income Portfolio may invest in collateralized mortgage obligations, which are backed by a pool of mortgages or mortgage-backed securities. The bonds that form collateralized mortgage obligations are grouped into classes, which have different coupon rates or maturities. The principal cash flows of the underlying pool of mortgages are channeled sequentially into each class.

TBA/When-Issued Purchase Commitments:  The Core Fixed Income Portfolio and Absolute Return Portfolio may enter into TBA (to be announced)/ when issued purchase commitments to purchase securities for a fixed price at a future date, typically not exceeding 45 days. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to settlement date. This risk is in addition to the risk of decline in the value of the Portfolio’s other assets.

Options Transactions:  The Strategic Equity Portfolio and Absolute Return Portfolio may purchase or write option contracts to hedge against changes in the value of securities the portfolio owns or expects to own. A call option gives the option holder the right to purchase the underlying security at a specified price until a specified date. A put option gives the option holder the right to sell the underlying security at a specified price until a specified date. The risk in writing a covered call option is that the Portfolio may forgo the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Portfolio may incur a loss if the market price of the underlying security decreases and the option is exercised. In addition, there is a risk the Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market or, for over-the-counter options, because of the counterparty’s inability to perform. There were no option contracts open or outstanding as of January 31, 2007.

Futures: The Absolute Return Portfolio may enter into futures contracts. A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date and is exchange-traded. Risks of entering into futures contracts include the possibility that there may be an illiquid market or that a change in the value of the contract may not correlate with changes in the value of underlying securities. Upon entering into a contract, the

Portfolio deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Portfolio as unrealized gains or losses. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. There were no open futures contracts outstanding at January 31, 2007.

Lending of Portfolio Securities:  Each Portfolio, using Investors Bank & Trust Company (“IBT”) as its lending agent, may loan securities to qualified brokers and dealers in exchange for negotiated lenders’ fees. Each applicable Portfolio receives cash collateral, which is invested by the lending agent in short-term money market instruments, in an amount at least equal to the current market value of the loaned securities. Information regarding the value of the securities loaned and the value of the collateral at period end is included at the end of each applicable Portfolio’s Schedule of Portfolio Investments. Although risk is mitigated by the collateral, a Portfolio could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities when due.

As of January 31, 2007, the following Portfolios had outstanding loans of securities to certain approved brokers for which the Portfolios received collateral:

			% of Total
	Market Value of	Market Value of	Assets
Portfolio	Loaned Securities	Collateral	on Loan
Core Fixed Income Portfolio	$7,536,111	$7,822,933	3.41
Strategic Equity Portfolio	2,145,191	2,201,520	2.32
Small Cap Equity Portfolio	49,139,372	51,036,971	17.08
Large Cap Value Portfolio	3,306,016	3,403,963	5.94
International Portfolio	6,112,982	6,268,328	0.62
Philadelphia International Fund	495,121	512,784	0.09
U.S. Emerging Growth Portfolio	9,450,139	9,762,020	20.29
Large Cap 100 Portfolio	8,890,020	9,136,269	6.63

Swap Agreements: The Absolute Return Portfolio may enter into swap agreements for hedging purposes or to seek to increase total return. In a standard swap transaction, two parties agree to pay or exchange the returns (or differentials in rates of return) earned or realized on particular assets, which may be adjusted for transaction costs, interest payments, dividends paid on the referenced assets or other factors. There were no open swap agreements as of January 31, 2007.

Swap agreements are subject to the risk that the swap counterparty will default on its obligations. If such a default occurs, the Portfolio will have to rely on its contractual remedies (which may be limited by bankruptcy, insolvency or similar laws) pursuant to the agreements related to the transaction.

Securities Sold Short: The Absolute Return Portfolio and Total Market Long/Short Portfolio may engage in short sales which are sales by the Portfolio of securities which have been borrowed from a third party on the expectation that the market price will drop. If the price of the securities declines, the Portfolio will make a profit by purchasing the securities in the open market at a lower price than the one at which it sold the securities. If the price of the securities increases, the Portfolio may have to cover its short positions at a higher price than the short sale price, resulting in a loss. Gains are limited to the price at which the Portfolios sold the security short, while losses are potentially unlimited in size. Proceeds received from short sales may be maintained by a broker as collateral or may be released to the Portfolio and used to purchase additional securities or for any other purpose. The Portfolio is required to maintain a segregated account of cash, cash equivalents or other appropriate liquid marketable securities with the custodian in at least an amount equal to the current market value of the securities sold short (less any additional collateral held by the broker) until the Portfolio replaces a borrowed security. Depending on arrangements made with the broker or custodian, the Portfolio may not receive any payments (including interest) on the deposits made with the broker or custodian. The Portfolio is liable to the buyer for any dividends payable on securities while those securities are in a short position. These dividends are recorded as an expense of the Portfolio. As of January 31, 2007, the Absolute Return Portfolio and the Total Market Long/Short Portfolio had pledged securities in the amount of $27,576,485 and $12,926,996, respectively, and the Absolute Return Portfolio had pledged cash in the amount of $500,000, to Goldman Sachs & Co as collateral for short sales.

Exchange-traded Funds: The Absolute Return Portfolio may invest in shares of registered investment companies, including exchange-traded funds (“ETFs”). An ETF seeks to track the performance of a particular market index. These indices include both broad market indices and more narrowly based indices, including those relating to particular sectors, markets, regions, or industries. ETF shares are traded like traditional equity securities on a national securities exchange or NASDAQ National Market System.

Securities Transactions and Investment Income: Securities transactions are recorded as of the trade date. Realized gains and losses on investments sold are computed on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Dividend income for foreign securities is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon thereafter as the Portfolio is informed of the ex-dividend date. Interest income is recorded on the accrual basis and includes amortization of premiums and accretion of discounts when appropriate.

Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Interest income is accrued based on the terms of the security. Each Portfolio segregates assets with a current value at least equal to the amount of its when-issued purchase commitments. When-issued purchase commitments involve a risk of loss if the value of the security to be purchased declines prior to settlement date, or if the counterparty does not perform under the contract.

2. Unrealized Appreciation/(Depreciation)

As of January 31, 2007, aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value were as follows:

Portfolio	Appreciation	Depreciation	Net
Core Fixed Income Portfolio	$1,176,402	$2,583,587	$(1,407,185)
Strategic Equity Portfolio	17,248,141	40,077	17,208,064
Small Cap Equity Portfolio	61,180,494	6,683,132	54,497,362
Large Cap Value Portfolio	7,192,222	170,871	7,021,351
International Portfolio	327,943,212	6,728,597	321,214,615
Philadelphia International Fund	173,711,361	2,430,759	171,280,602
U.S. Emerging Growth Portfolio	6,255,372	928,343	5,327,029
Large Cap 100 Portfolio	18,181,696	757,414	17,424,282
Large Cap Growth Portfolio	5,854,075	604,994	5,249,081
Absolute Return Portfolio	2,074,333	448,105	1,626,228
Total Market Long/Short Portfolio	451,124	133,028	318,096

3. Recently Issued Accounting Pronouncement

In June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation No. 48, (“FIN 48”) “Accounting for Uncertainty in Income Taxes — an interpretation of FASB Statement No.

109”. FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement No. 109, “Accounting for Income Taxes.” This interpretation prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. It also provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. FIN 48 is effective for fiscal years beginning after December 15, 2006. The Fund is currently evaluating the impact of applying the various provisions of FIN 48.

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (SFAS No. 157). SFAS No. 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. SFAS No. 157 is effective for fiscal years beginning after November 15, 2007. Management is currently evaluating the impact the adoption of SFAS No. 157 will have on the Fund’s financial statement disclosures.

Item 2. Controls and Procedures.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)), are effective based on the evaluation of Registrant’s disclosure controls and procedures as of a date within 90 days prior to the filing date of this report.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certification of the Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE GLENMEDE FUND, INC.

By	/s/ Mary Ann B. Wirts
Mary Ann B. Wirts President and Treasurer (Principal Executive Officer and Principal Financial Officer)

Date	3/19/07

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Mary Ann B. Wirts
Mary Ann B. Wirts President and Treasurer (Principal Executive Officer and Principal Financial Officer)

Date	3/19/07